STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD COVERED CALL INCOME FUND

The table below sets forth the diversification of the Steward Covered Call Income Fund investments by Industry.

Industry Diversification	Percent*
Semiconductors & Semiconductor Equipment	10.8%
Software	9.2
Interactive Media & Services	8.2
Financial Services	6.4
Technology Hardware, Storage & Peripherals	4.9
Broadline Retail	4.8
Banks	4.5
Capital Markets	4.1
Aerospace & Defense	3.9
Consumer Staples Distribution & Retail	3.4
Automobiles	2.9
Oil, Gas & Consumable Fuels	2.8
Specialty Retail	2.6
Hotels, Restaurants & Leisure	2.6
Electric Utilities	2.4
Beverages	2.3
Health Care Equipment & Supplies	2.1
IT Services	1.9
Household Products	1.9
Chemicals	1.9
Entertainment	1.8
Industry Diversification	Percent*
Machinery	1.8%
Industrial Conglomerates	1.6
Consumer Finance	1.5
Biotechnology	1.5
Insurance	1.4
Communications Equipment	1.2
Wireless Telecommunication Services	1.2
Air Freight & Logistics	1.1
Life Sciences Tools & Services	0.9
Ground Transportation	0.8
Media	0.8
Retail Real Estate Investment Trusts	0.8
Diversified Telecommunication Services	0.7
Electrical Equipment	0.7
Food Products	0.7
Textiles, Apparel & Luxury Goods	0.5
Specialized Real Estate Investment Trusts	0.5
Health Care Providers & Services	0.3
Money Market Fund	0.3
Total Investments	103.7%

*	Percentages indicated are based on net assets as of January 31, 2025.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD COVERED CALL INCOME FUND

	Shares	Value
COMMON STOCKS - 103.4%

AEROSPACE & DEFENSE - 3.9%
Boeing Co. (The)(a)	3,000	$529,560
General Dynamics Corp.	2,700	693,846
General Electric Co.	6,900	1,404,633
Lockheed Martin Corp.	1,300	601,835
RTX Corp.	5,300	683,435
		3,913,309
AIR FREIGHT & LOGISTICS - 1.1%
FedEx Corp.	1,900	503,253
United Parcel Service, Inc., Class B	4,900	559,727
		1,062,980
AUTOMOBILES - 2.9%
Ford Motor Co.	15,900	160,272
General Motors Co.	4,300	212,678
Tesla, Inc.(a)	6,300	2,548,980
		2,921,930
BANKS - 4.5%
Bank of America Corp.	20,100	930,630
Citigroup, Inc.	6,400	521,152
JPMorgan Chase & Co.	7,200	1,924,560
U.S. Bancorp	10,100	482,578
Wells Fargo & Co.	9,200	724,960
		4,583,880
BEVERAGES - 2.3%
Coca-Cola Co. (The)	21,600	1,371,168
PepsiCo, Inc.	6,200	934,278
		2,305,446
BIOTECHNOLOGY - 1.5%
Amgen, Inc.	3,000	856,260
Gilead Sciences, Inc.	7,200	699,840
		1,556,100
BROADLINE RETAIL - 4.8%
Amazon.com, Inc.(a)	20,400	4,848,672

CAPITAL MARKETS - 4.1%
Bank of New York Mellon Corp. (The)	8,300	713,219
Blackrock, Inc.	1,000	1,075,500
Charles Schwab Corp. (The)	5,600	463,232
Goldman Sachs Group, Inc. (The)	1,600	1,024,640
Morgan Stanley	6,000	830,580
		4,107,171
CHEMICALS - 1.9%
Dow, Inc.	14,400	562,320
Linde PLC	3,000	1,338,360
		1,900,680
	Shares	Value
COMMUNICATIONS EQUIPMENT - 1.2%
Cisco Systems, Inc.	20,800	$1,260,480

CONSUMER FINANCE - 1.5%
American Express Co.	2,900	920,605
Capital One Financial Corp.	3,000	611,130
		1,531,735
CONSUMER STAPLES DISTRIBUTION & RETAIL - 3.4%
Costco Wholesale Corp.	1,700	1,665,796
Target Corp.	2,800	386,148
Walmart, Inc.	14,300	1,403,688
		3,455,632
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
AT&T, Inc.	12,200	289,506
Verizon Communications, Inc.	9,800	386,022
		675,528
ELECTRIC UTILITIES - 2.4%
Duke Energy Corp.	7,300	817,527
NextEra Energy, Inc.	8,800	629,728
Southern Co. (The)	12,100	1,015,795
		2,463,050
ELECTRICAL EQUIPMENT - 0.7%
Emerson Electric Co.	5,600	727,720

ENTERTAINMENT - 1.8%
Netflix, Inc.(a)	1,200	1,172,112
Walt Disney Co. (The)	5,600	633,136
		1,805,248
FINANCIAL SERVICES - 6.4%
Berkshire Hathaway, Inc., Class B(a)	5,200	2,437,084
Mastercard, Inc., Class A	3,000	1,666,290
PayPal Holdings, Inc.(a)	4,700	416,326
Visa, Inc., Class A	5,600	1,914,080
		6,433,780
FOOD PRODUCTS - 0.7%
Kraft Heinz Co. (The)	3,500	104,440
Mondelez International, Inc., Class A	10,000	579,900
		684,340
GROUND TRANSPORTATION - 0.8%
Union Pacific Corp.	3,400	842,486

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD COVERED CALL INCOME FUND

	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 2.1%
Abbott Laboratories	8,900	$1,138,577
Medtronic PLC	10,400	944,528
		2,083,105
HEALTH CARE PROVIDERS & SERVICES - 0.3%
CVS Health Corp.	5,800	327,584

HOTELS, RESTAURANTS & LEISURE - 2.6%
Booking Holdings, Inc.	200	947,512
McDonald's Corp.	3,600	1,039,320
Starbucks Corp.	5,900	635,312
		2,622,144
HOUSEHOLD PRODUCTS - 1.9%
Colgate-Palmolive Co.	6,600	572,220
Procter & Gamble Co. (The)	8,000	1,327,920
		1,900,140
INDUSTRIAL CONGLOMERATES - 1.6%
3M Co.	5,100	776,220
Honeywell International, Inc.	3,600	805,392
		1,581,612
INSURANCE - 1.4%
American International Group, Inc.	8,300	611,378
MetLife, Inc.	9,700	839,147
		1,450,525
INTERACTIVE MEDIA & SERVICES - 8.2%
Alphabet, Inc., Class A	13,400	2,733,868
Alphabet, Inc., Class C†	10,600	2,179,360
Meta Platforms, Inc., Class A	4,900	3,376,982
		8,290,210
IT SERVICES - 1.9%
Accenture PLC, Class A	2,500	962,375
International Business Machines Corp.	3,600	920,520
		1,882,895
LIFE SCIENCES TOOLS & SERVICES - 0.9%
Danaher Corp.	4,200	935,508

MACHINERY - 1.8%
Caterpillar, Inc.	3,000	1,114,320
Deere & Co.	1,400	667,184
		1,781,504
	Shares	Value
MEDIA - 0.8%
Charter Communications, Inc., Class A(a)	1,100	$380,039
Comcast Corp., Class A	13,500	454,410
		834,449
OIL, GAS & CONSUMABLE FUELS - 2.8%
Chevron Corp.	5,400	805,626
ConocoPhillips	6,600	652,278
Exxon Mobil Corp.	12,400	1,324,692
		2,782,596
RETAIL REAL ESTATE INVESTMENT TRUSTS - 0.8%
Simon Property Group, Inc.	4,500	782,370

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.8%
Advanced Micro Devices, Inc.(a)	7,000	811,650
Broadcom, Inc.	11,600	2,566,732
Intel Corp.	18,500	359,455
NVIDIA Corp.	38,700	4,646,709
QUALCOMM, Inc.	6,600	1,141,338
Texas Instruments, Inc.	7,300	1,347,653
		10,873,537
SOFTWARE - 9.2%
Adobe, Inc.(a)	2,000	874,900
Intuit, Inc.	2,500	1,503,775
Microsoft Corp.	10,800	4,482,648
Oracle Corp.	5,900	1,003,354
Salesforce, Inc.	4,100	1,400,970
		9,265,647
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 0.5%
American Tower Corp.	2,900	536,355

SPECIALTY RETAIL - 2.6%
Home Depot, Inc. (The)	3,800	1,565,524
Lowe’s Cos., Inc.	4,000	1,040,160
		2,605,684
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.9%
Apple, Inc.	20,800	4,908,800

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD COVERED CALL INCOME FUND

	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - 0.5%
NIKE, Inc., Class B	6,100	$469,090

WIRELESS TELECOMMUNICATION SERVICES - 1.2%
T-Mobile U.S., Inc.	5,100	1,188,147

TOTAL COMMON STOCKS (COST $98,074,255)		104,182,069
MONEY MARKET FUND - 0.3%
Northern Institutional Treasury Portfolio (Premier Class), 4.21%(b)	296,058	296,058
TOTAL MONEY MARKET FUND (COST $296,058)		296,058

TOTAL INVESTMENTS (COST $98,370,313) - 103.7%		104,478,127

Value
WRITTEN CALL OPTIONS - (3.8)% (PREMIUMS RECEIVED ($2,319,428))	$(3,826,465)
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	58,703
NET ASSETS - 100.0%	$100,710,365

Securities in this Fund are pledged as collateral for call options written.
†	Security is not pledged as collateral for call options written.
(a)	Represents non-income producing security.
(b)	7-day current yield as of January 31, 2025 is disclosed.

PLC — Public Limited Company
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD COVERED CALL INCOME FUND

Exchange-traded options written as of January 31, 2025 were as follows:
Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
3M Co.	Call	45	$(630,000)	$140.00	3/21/25	$(62,100)
Abbott Laboratories	Call	85	(4,207,500)	495.00	2/21/25	(115,005)
Accenture PLC, Class A	Call	20	(720,000)	360.00	2/21/25	(53,800)
Adobe, Inc.	Call	15	(675,000)	450.00	2/21/25	(8,640)
Advanced Micro Devices, Inc.	Call	65	(845,000)	130.00	3/21/25	(25,513)
Alphabet, Inc., Class A	Call	95	(2,090,000)	220.00	4/17/25	(57,950)
Amazon.com, Inc.	Call	180	(4,140,000)	230.00	2/21/25	(253,350)
American Express Co.	Call	20	(620,000)	310.00	2/21/25	(23,650)
American International Group, Inc.	Call	75	(581,250)	77.50	5/16/25	(17,813)
American Tower Corp.	Call	25	(475,000)	190.00	4/17/25	(17,375)
Amgen, Inc.	Call	25	(700,000)	280.00	4/17/25	(37,050)
Apple, Inc.	Call	195	(4,777,500)	245.00	2/21/25	(38,025)
AT&T, Inc.	Call	100	(240,000)	24.00	4/17/25	(7,000)
Bank of America Corp.	Call	155	(666,500)	43.00	2/21/25	(55,025)
Bank of New York Mellon Corp. (The)	Call	75	(600,000)	80.00	3/21/25	(53,850)
Berkshire Hathaway, Inc., Class B	Call	45	(2,160,000)	480.00	3/21/25	(31,500)
BlackRock, Inc.	Call	7	(700,000)	1,000.00	2/21/25	(56,840)
Boeing Co. (The)	Call	25	(412,500)	165.00	4/17/25	(44,625)
Booking Holdings, Inc.	Call	1	(500,000)	5,000.00	3/21/25	(10,800)
Broadcom Inc.	Call	100	(2,500,000)	250.00	3/21/25	(72,500)
Capital One Financial Corp.	Call	25	(475,000)	190.00	3/21/25	(45,000)
Caterpillar, Inc.	Call	30	(1,170,000)	390.00	3/21/25	(20,325)
Charles Schwab Corp. (The)	Call	45	(348,750)	77.50	4/17/25	(34,200)
Charter Communications, Inc., Class A	Call	7	(266,000)	380.00	3/21/25	(3,500)
Chevron Corp.	Call	50	(775,000)	155.00	3/21/25	(8,300)
Cisco Systems, Inc.	Call	185	(1,156,250)	62.50	4/17/25	(34,225)
Citigroup, Inc.	Call	50	(437,500)	87.50	4/17/25	(7,600)
Coca-Cola Co. (The)	Call	200	(1,300,000)	65.00	5/16/25	(37,200)
Colgate-Palmolive Co.	Call	55	(495,000)	90.00	2/21/25	(2,145)
Comcast Corp., Class A	Call	115	(431,250)	37.50	6/20/25	(10,005)
ConocoPhillips	Call	60	(630,000)	105.00	3/21/25	(7,560)
Costco Wholesale Corp.	Call	14	(1,400,000)	1,000.00	3/21/25	(37,240)
CVS Health Corp.	Call	50	(250,000)	50.00	2/21/25	(35,500)
Danaher Corp.	Call	35	(875,000)	250.00	6/20/25	(14,525)
Deere & Co.	Call	10	(430,000)	430.00	3/21/25	(53,675)
Dow, Inc.	Call	120	(540,000)	45.00	6/20/25	(7,440)
Duke Energy Corp.	Call	67	(737,000)	110.00	4/17/25	(33,165)
Emerson Electric Co.	Call	45	(607,500)	135.00	3/21/25	(14,625)
Exxon Mobil Corp.	Call	110	(1,265,000)	115.00	4/17/25	(13,530)
FedEx Corp.	Call	15	(435,000)	290.00	4/17/25	(8,385)
Ford Motor Co.	Call	125	(137,500)	11.00	3/21/25	(2,750)
General Dynamics Corp.	Call	25	(675,000)	270.00	5/16/25	(17,325)
General Electric Co.	Call	60	(1,080,000)	180.00	3/21/25	(156,360)
General Motors Co.	Call	35	(192,500)	55.00	6/20/25	(7,700)
Gilead Sciences, Inc.	Call	65	(633,750)	97.50	5/16/25	(32,500)
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD COVERED CALL INCOME FUND

Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
Goldman Sachs Group, Inc. (The)	Call	10	$(600,000)	$600.00	2/21/25	$(42,640)
Home Depot, Inc. (The)	Call	35	(1,452,500)	415.00	3/21/25	(46,463)
Honeywell International, Inc.	Call	25	(575,000)	230.00	3/21/25	(15,000)
Intel Corp.	Call	160	(352,000)	22.00	4/17/25	(14,560)
International Business Machines Corp.	Call	25	(587,500)	235.00	4/17/25	(60,812)
Intuit, Inc.	Call	20	(1,300,000)	650.00	3/21/25	(24,700)
JPMorgan Chase & Co.	Call	60	(1,380,000)	230.00	2/21/25	(235,080)
Kraft Heinz Co. (The)	Call	25	(75,000)	30.00	6/20/25	(4,175)
Linde PLC	Call	25	(1,125,000)	450.00	4/17/25	(37,500)
Lockheed Martin Corp.	Call	10	(480,000)	480.00	3/21/25	(6,180)
Lowe’s Cos., Inc.	Call	30	(810,000)	270.00	3/21/25	(16,710)
Mastercard, Inc., Class A	Call	25	(1,325,000)	530.00	3/21/25	(83,125)
McDonald's Corp.	Call	30	(885,000)	295.00	3/21/25	(18,270)
Medtronic PLC	Call	95	(807,500)	85.00	3/21/25	(67,212)
Meta Platforms, Inc., Class A	Call	40	(2,560,000)	640.00	2/21/25	(220,300)
MetLife, Inc.	Call	85	(680,000)	80.00	3/21/25	(64,600)
Microsoft Corp.	Call	100	(4,400,000)	440.00	2/21/25	(16,000)
Mondelez International, Inc., Class A	Call	95	(593,750)	62.50	6/20/25	(17,100)
Morgan Stanley	Call	50	(675,000)	135.00	3/21/25	(35,700)
Netflix, Inc.	Call	10	(910,000)	910.00	2/21/25	(72,190)
NextEra Energy, Inc.	Call	80	(580,000)	72.50	3/21/25	(17,600)
NIKE, Inc., Class B	Call	50	(412,500)	82.50	4/17/25	(13,100)
NVIDIA Corp.	Call	365	(5,292,500)	145.00	3/21/25	(151,475)
Oracle Corp.	Call	50	(850,000)	170.00	3/21/25	(56,200)
PayPal Holdings, Inc.	Call	40	(380,000)	95.00	3/21/25	(11,160)
PepsiCo, Inc.	Call	55	(825,000)	150.00	3/21/25	(26,950)
Procter & Gamble Co. (The)	Call	75	(1,275,000)	170.00	4/17/25	(24,750)
QUALCOMM, Inc.	Call	60	(1,020,000)	170.00	2/21/25	(55,800)
Raytheon Technologies Corp.	Call	45	(562,500)	125.00	3/21/25	(27,450)
Salesforce, Inc.	Call	30	(1,080,000)	360.00	3/21/25	(37,500)
Simon Property Group, Inc.	Call	35	(647,500)	185.00	4/17/25	(9,100)
Southern Co. (The)	Call	110	(935,000)	85.00	5/16/25	(34,650)
Starbucks Corp.	Call	55	(550,000)	100.00	4/17/25	(52,800)
Target Corp.	Call	25	(375,000)	150.00	4/17/25	(9,375)
Tesla, Inc.	Call	55	(2,145,000)	390.00	2/21/25	(158,675)
Texas Instruments, Inc.	Call	60	(1,200,000)	200.00	4/17/25	(22,800)
T-Mobile U.S., Inc.	Call	35	(805,000)	230.00	5/16/25	(45,500)
U.S. Bancorp	Call	90	(450,000)	50.00	3/21/25	(7,290)
Union Pacific Corp.	Call	25	(600,000)	240.00	2/21/25	(24,625)
United Parcel Service, Inc., Class B	Call	45	(630,000)	140.00	3/21/25	(765)
Verizon Communications, Inc.	Call	90	(360,000)	40.00	4/17/25	(9,000)
Visa, Inc., Class A	Call	45	(1,462,500)	325.00	2/21/25	(83,137)
Walmart, Inc.	Call	110	(990,000)	90.00	3/21/25	(105,050)
Walt Disney Co. (The)	Call	45	(517,500)	115.00	4/17/25	(24,705)
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD COVERED CALL INCOME FUND

Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
Wells Fargo & Co.	Call	70	$(542,500)	$77.50	4/17/25	$(31,500)
(Premiums received $2,319,428)						$(3,826,465)

*	Notional amount is expressed as the number of contracts multiplied by the strike price multiplied by 100.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

The table below sets forth the diversification of the Steward Equity Market Neutral Fund investments by Industry.

Industry Diversification	Percent^*
Money Market Fund	4.9%
Textiles, Apparel & Luxury Goods	4.6
Insurance	4.5
Professional Services	4.3
Software	4.3
Health Care Providers & Services	3.8
IT Services	3.3
Real Estate Management & Development	2.8
Machinery	2.3
Electrical Equipment	2.1
Leisure Products	1.9
Air Freight & Logistics	1.9
Household Products	1.9
Containers & Packaging	1.8
Specialized Real Estate Investment Trusts	1.8
Technology Hardware, Storage & Peripherals	1.7
Building Products	1.6
Consumer Finance	1.2
Capital Markets	1.1
Diversified Telecommunication Services	1.0
Diversified Consumer Services	1.0
Household Durables	1.0
Specialty Retail	0.8
Broadline Retail	0.8
Commercial Services & Supplies	0.6
Construction & Engineering	0.4
Retail Real Estate Investment Trusts	0.3
Automobiles	0.3
Electronic Equipment, Instruments & Components	0.2
Energy Equipment & Services	0.2
Industry Diversification	Percent^*
Food Products	0.1%
Trading Companies & Distributors	0.1
Automobile Components	0.0**
Banks	0.0**
Financial Services	(0.1)
Personal Care Products	(0.3)
Semiconductors & Semiconductor Equipment	(0.4)
Health Care Technology	(0.5)
Electric Utilities	(0.6)
Oil, Gas & Consumable Fuels	(0.6)
Multi-Utilities	(0.6)
Construction Materials	(1.0)
Media	(1.0)
Gas Utilities	(1.1)
Consumer Staples Distribution & Retail	(1.2)
Interactive Media & Services	(1.4)
Pharmaceuticals	(2.0)
Passenger Airlines	(2.5)
Entertainment	(2.8)
Health Care Equipment & Supplies	(2.9)
Chemicals	(2.9)
Beverages	(3.6)
Life Sciences Tools & Services	(3.8)
Ground Transportation	(4.0)
Metals & Mining	(4.7)
Biotechnology	(4.9)
Aerospace & Defense	(5.3)
Hotels, Restaurants & Leisure	(5.9)
Total Investments	4.5%

^	Percentages indicated are net of Common Stocks and Common Stocks Sold Short.
*	Percentages indicated are based on net assets as of January 31, 2025.
**	Amount rounds to less than 0.1%.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
COMMON STOCKS - 93.0%

AIR FREIGHT & LOGISTICS - 1.9%
C.H. Robinson Worldwide, Inc.(a)	10,000	$994,900
Expeditors International of Washington, Inc.(a)	9,000	1,022,220
		2,017,120
AUTOMOBILE COMPONENTS - 1.0%
BorgWarner, Inc.(a)	34,000	1,084,600

AUTOMOBILES - 1.0%
Harley-Davidson, Inc.(a)	38,000	1,028,280

BANKS - 0.8%
Fifth Third Bancorp(a)	19,900	881,769

BIOTECHNOLOGY - 1.1%
Gilead Sciences, Inc.(a)	12,000	1,166,400

BROADLINE RETAIL - 0.8%
Macy's, Inc.(a)	58,000	903,640

BUILDING PRODUCTS - 2.7%
Allegion PLC(a)	8,000	1,061,840
Owens Corning	4,000	738,200
Trane Technologies PLC(a)	3,000	1,088,250
		2,888,290
CAPITAL MARKETS - 4.5%
Bank of New York Mellon Corp. (The)(a)	13,000	1,117,090
Janus Henderson Group PLC(a)	23,500	1,055,855
LPL Financial Holdings, Inc.	3,000	1,100,670
Moody's Corp.(a)	2,000	998,880
S&P Global, Inc.(a)	1,000	521,410
		4,793,905
COMMERCIAL SERVICES & SUPPLIES - 1.0%
Tetra Tech, Inc.(a)	28,000	1,030,400

CONSTRUCTION & ENGINEERING - 0.4%
EMCOR Group, Inc.	1,000	448,060

CONSUMER FINANCE - 3.0%
American Express Co.(a)	3,000	952,350
Discover Financial Services(a)	6,000	1,206,540
Synchrony Financial(a)	15,000	1,034,700
		3,193,590
	Shares	Value
CONTAINERS & PACKAGING - 1.8%
Berry Global Group, Inc.(a)	11,200	$760,704
Crown Holdings, Inc.(a)	13,000	1,142,180
		1,902,884
DIVERSIFIED CONSUMER SERVICES - 1.9%
ADT, Inc.(a)	139,000	1,067,520
H&R Block, Inc.(a)	17,000	940,270
		2,007,790
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
Iridium Communications, Inc.	15,000	431,250
Verizon Communications, Inc.(a)	17,700	697,203
		1,128,453
ELECTRIC UTILITIES - 1.1%
Edison International	6,000	324,000
NRG Energy, Inc.(a)	8,000	819,520
		1,143,520
ELECTRICAL EQUIPMENT - 2.1%
Acuity Brands, Inc.(a)	4,000	1,329,560
Generac Holdings, Inc.(b)	6,000	895,980
		2,225,540
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.0%
Avnet, Inc.(a)	21,000	1,084,860

ENERGY EQUIPMENT & SERVICES - 0.2%
Baker Hughes Co.	5,000	230,900

ENTERTAINMENT - 0.8%
Electronic Arts, Inc.(a)	7,000	860,370

FINANCIAL SERVICES - 3.8%
Mastercard, Inc., Class A(a)	2,100	1,166,403
PayPal Holdings, Inc.(a)(b)	13,000	1,151,540
Shift4 Payments, Inc., Class A(b)	1,000	119,850
Visa, Inc., Class A(a)	3,000	1,025,400
Western Union Co. (The)(a)	59,200	610,944
		4,074,137
FOOD PRODUCTS - 2.0%
Bunge Global SA(a)	14,000	1,065,820
General Mills, Inc.(a)	18,000	1,082,520
		2,148,340
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
GROUND TRANSPORTATION - 1.0%
Ryder System, Inc.(a)	6,700	$1,068,047

HEALTH CARE EQUIPMENT & SUPPLIES - 1.1%
Hologic, Inc.(a)(b)	14,000	1,009,960
Masimo Corp.(b)	1,000	174,230
		1,184,190
HEALTH CARE PROVIDERS & SERVICES - 5.3%
Cardinal Health, Inc.(a)	9,000	1,112,940
Cencora, Inc.(a)	5,000	1,271,050
DaVita, Inc.(a)(b)	5,700	1,004,340
McKesson Corp.(a)	2,000	1,189,500
Premier, Inc., Class A(a)	51,000	1,155,660
		5,733,490
HOTELS, RESTAURANTS & LEISURE - 1.7%
Booking Holdings, Inc.(a)	200	947,512
Travel + Leisure Co.(a)	17,200	934,992
		1,882,504
HOUSEHOLD DURABLES - 1.0%
TopBuild Corp.(a)(b)	3,000	1,028,040

HOUSEHOLD PRODUCTS - 1.9%
Colgate-Palmolive Co.(a)	12,000	1,040,400
Kimberly-Clark Corp.(a)	8,000	1,039,760
		2,080,160
INSURANCE - 7.3%
Aflac, Inc.(a)	9,000	966,420
Everest Group Ltd.(a)	3,000	1,042,530
Hartford Financial Services Group, Inc. (The)(a)	10,000	1,115,500
MetLife, Inc.(a)	13,000	1,124,630
Primerica, Inc.(a)	4,000	1,160,680
Progressive Corp. (The)(a)	5,000	1,232,200
Prudential Financial, Inc.(a)	1,400	169,064
Unum Group(a)	13,300	1,014,125
		7,825,149
IT SERVICES - 3.4%
GoDaddy, Inc., Class A(a)(b)	6,000	1,275,900
International Business Machines Corp.(a)	4,900	1,252,930
Twilio, Inc., Class A(a)(b)	8,000	1,172,640
		3,701,470
LEISURE PRODUCTS - 1.9%
Hasbro, Inc.(a)	16,000	925,440
Mattel, Inc.(a)(b)	61,000	1,137,040
		2,062,480
	Shares	Value
MACHINERY - 3.0%
Cummins, Inc.	3,000	$1,068,750
Pentair PLC(a)	11,000	1,140,480
Westinghouse Air Brake Technologies Corp.(a)	5,000	1,039,600
		3,248,830
METALS & MINING - 0.3%
Royal Gold, Inc.(a)	2,000	279,640

OIL, GAS & CONSUMABLE FUELS - 0.8%
Ovintiv, Inc.(a)	21,000	886,620

PROFESSIONAL SERVICES - 4.3%
Automatic Data Processing, Inc.(a)	4,000	1,212,040
Booz Allen Hamilton Holding Corp.(a)	8,000	1,032,000
FTI Consulting, Inc.(a)(b)	3,000	586,050
Genpact Ltd.(a)	19,000	925,110
ManpowerGroup, Inc.(a)	15,000	903,300
		4,658,500
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.8%
CBRE Group, Inc., Class A(a)(b)	8,000	1,157,920
Howard Hughes Holdings, Inc.(b)	9,000	687,330
Jones Lang LaSalle, Inc.(a)(b)	4,000	1,131,200
		2,976,450
RETAIL REAL ESTATE INVESTMENT TRUSTS - 0.3%
Brixmor Property Group, Inc.(a)	13,000	338,780

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
Cirrus Logic, Inc.(a)(b)	11,000	1,104,840
QUALCOMM, Inc.(a)	7,000	1,210,510
		2,315,350
SOFTWARE - 6.9%
Dropbox, Inc., Class A(a)(b)	34,100	1,096,315
Dynatrace, Inc.(a)(b)	20,000	1,155,000
Fortinet, Inc.(a)(b)	4,000	403,520
Gen Digital, Inc.(a)	40,000	1,076,400
Nutanix, Inc., Class A(a)(b)	7,000	481,355
Pegasystems, Inc.(a)	10,000	1,082,900
Salesforce, Inc.(a)	3,000	1,025,100
Zoom Communications, Inc.(a)(b)	12,000	1,043,280
		7,363,870
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 1.8%
American Tower Corp.(a)	5,000	$924,750
Iron Mountain, Inc.(a)	10,000	1,015,700
		1,940,450
SPECIALTY RETAIL - 2.9%
Gap, Inc. (The)(a)	41,000	986,870
Lowe’s Cos., Inc.(a)	4,000	1,040,160
Williams-Sonoma, Inc.(a)	5,000	1,056,850
		3,083,880
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.6%
Hewlett Packard Enterprise Co.(a)	48,000	1,017,120
HP, Inc.(a)	20,000	650,000
NetApp, Inc.(a)	9,000	1,098,900
		2,766,020
TEXTILES, APPAREL & LUXURY GOODS - 5.6%
Columbia Sportswear Co.(a)	13,000	1,147,900
Crocs, Inc.(a)(b)	10,000	1,020,700
Deckers Outdoor Corp.(b)	5,000	886,800
NIKE, Inc., Class B(a)	4,000	307,600
PVH Corp.(a)	7,500	672,000
Ralph Lauren Corp.(a)	5,000	1,248,500
Tapestry, Inc.(a)	10,300	751,282
		6,034,782
TRADING COMPANIES & DISTRIBUTORS - 1.0%
WESCO International, Inc.(a)	6,000	1,110,000

TOTAL COMMON STOCKS (COST $87,704,049)		99,811,550
MONEY MARKET FUND - 4.9%
Northern Institutional Treasury Portfolio (Premier Class), 4.21%(c)	5,282,930	5,282,930
TOTAL MONEY MARKET FUND (COST $5,282,930)		5,282,930

TOTAL INVESTMENTS (COST $92,986,979) - 97.9%		105,094,480

COMMON STOCKS SOLD SHORT - (93.4)%

AEROSPACE & DEFENSE - (5.3)%
Axon Enterprise, Inc.	(2,000)	(1,304,360)
Boeing Co. (The)	(6,000)	(1,059,120)
HEICO Corp., Class A	(5,000)	(951,650)
	Shares	Value
Loar Holdings, Inc.	(7,000)	$(556,360)
Mercury Systems, Inc.	(18,200)	(758,758)
Spirit AeroSystems Holdings, Inc., Class A	(31,000)	(1,054,310)
(5,684,558)
AUTOMOBILE COMPONENTS - (1.0)%
QuantumScape Corp.	(206,000)	(1,065,020)

AUTOMOBILES - (0.7)%
Tesla, Inc.	(2,000)	(809,200)

BANKS - (0.8)%
Flagstar Financial, Inc.	(70,433)	(833,222)

BEVERAGES - (3.6)%
Brown-Forman Corp., Class B	(33,000)	(1,089,330)
Celsius Holdings, Inc.	(37,000)	(924,260)
Constellation Brands, Inc., Class A	(5,000)	(904,000)
Monster Beverage Corp.	(19,000)	(925,490)
(3,843,080)
BIOTECHNOLOGY - (6.0)%
Apellis Pharmaceuticals, Inc.	(39,000)	(1,131,390)
BioMarin Pharmaceutical, Inc.	(16,000)	(1,013,760)
Exact Sciences Corp.	(20,000)	(1,121,000)
Natera, Inc.	(7,000)	(1,238,440)
Roivant Sciences Ltd.	(85,000)	(946,050)
Sarepta Therapeutics, Inc.	(9,000)	(1,023,480)
(6,474,120)
BUILDING PRODUCTS - (1.1)%
Trex Co., Inc.	(16,000)	(1,165,280)

CAPITAL MARKETS - (3.4)%
Blue Owl Capital, Inc.	(40,000)	(1,040,400)
Coinbase Global, Inc., Class A	(3,000)	(873,990)
Franklin Resources, Inc.	(55,000)	(1,223,200)
TPG, Inc.	(7,000)	(470,750)
(3,608,340)
CHEMICALS - (2.9)%
Air Products and Chemicals, Inc.	(3,000)	(1,005,780)
Albemarle Corp.	(3,500)	(294,665)
Chemours Co. (The)	(59,000)	(1,120,410)
Westlake Corp.	(6,000)	(685,620)
(3,106,475)
COMMERCIAL SERVICES & SUPPLIES - (0.4)%
Driven Brands Holdings, Inc.	(27,200)	(449,072)

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
CONSTRUCTION MATERIALS - (1.0)%
Martin Marietta Materials, Inc.	(2,000)	$(1,088,240)

CONSUMER FINANCE - (1.8)%
Credit Acceptance Corp.	(2,000)	(1,015,540)
SoFi Technologies, Inc.	(60,000)	(946,800)
(1,962,340)
CONSUMER STAPLES DISTRIBUTION & RETAIL - (1.2)%
Dollar Tree, Inc.	(2,700)	(198,045)
Grocery Outlet Holding Corp.	(67,000)	(1,084,730)
(1,282,775)
DIVERSIFIED CONSUMER SERVICES - (0.9)%
Mister Car Wash, Inc.	(123,600)	(991,272)

ELECTRIC UTILITIES - (1.7)%
Constellation Energy Corp.	(3,000)	(899,940)
IDACORP, Inc.	(8,000)	(879,520)
(1,779,460)
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - (0.8)%
Crane NXT Co.	(13,000)	(831,610)

ENTERTAINMENT - (3.6)%
Liberty Media Corp.-Liberty Live, Class C	(3,000)	(220,770)
Live Nation, Inc.	(5,600)	(810,208)
Madison Square Garden Sports Corp.	(5,000)	(1,099,350)
ROBLOX Corp., Class A	(15,000)	(1,066,050)
Roku, Inc.	(7,600)	(628,976)
(3,825,354)
FINANCIAL SERVICES - (3.9)%
Affirm Holdings, Inc.	(15,000)	(916,050)
Rocket Cos., Inc., Class A	(83,000)	(1,045,800)
Shift4 Payments, Inc., Class A	(10,000)	(1,198,500)
UWM Holdings Corp.	(178,000)	(1,073,340)
(4,233,690)
FOOD PRODUCTS - (1.9)%
Freshpet, Inc.	(6,700)	(1,071,665)
Lamb Weston Holdings, Inc.	(17,000)	(1,018,980)
(2,090,645)
GAS UTILITIES - (1.1)%
Atmos Energy Corp.	(8,000)	(1,140,080)

GROUND TRANSPORTATION - (5.0)%
Knight-Swift Transportation Holdings, Inc.	(16,000)	(913,440)
Norfolk Southern Corp.	(5,000)	(1,276,500)
Saia, Inc.	(2,000)	(960,220)
	Shares	Value
U-Haul Holding Co.	(16,000)	$(1,165,920)
XPO, Inc.	(8,000)	(1,069,360)
(5,385,440)
HEALTH CARE EQUIPMENT & SUPPLIES - (4.0)%
Align Technology, Inc.	(5,000)	(1,095,550)
Enovis Corp.	(22,000)	(1,033,560)
Inspire Medical Systems, Inc.	(3,400)	(657,900)
Masimo Corp.	(7,000)	(1,219,610)
Novocure Ltd.	(8,200)	(201,064)
Tandem Diabetes Care, Inc.	(1,900)	(70,414)
(4,278,098)
HEALTH CARE PROVIDERS & SERVICES - (1.5)%
Acadia Healthcare Co., Inc.	(25,000)	(1,127,750)
Guardant Health, Inc.	(9,500)	(446,310)
(1,574,060)
HEALTH CARE TECHNOLOGY - (0.5)%
Certara, Inc.	(39,700)	(564,931)

HOTELS, RESTAURANTS & LEISURE - (7.6)%
Airbnb, Inc., Class A	(5,000)	(655,850)
Cava Group, Inc.	(7,000)	(945,350)
Choice Hotels International, Inc.	(7,000)	(1,031,310)
Churchill Downs, Inc.	(6,700)	(827,986)
Darden Restaurants, Inc.	(1,000)	(195,240)
DraftKings, Inc., Class A	(25,000)	(1,048,750)
Dutch Bros., Inc., Class A	(14,300)	(894,036)
Light & Wonder, Inc.	(2,000)	(175,820)
Penn Entertainment, Inc.	(50,300)	(1,036,180)
Starbucks Corp.	(3,000)	(323,040)
Yum! Brands, Inc.	(8,000)	(1,044,000)
(8,177,562)
INSURANCE - (2.8)%
Brighthouse Financial, Inc.	(17,000)	(1,049,070)
Kinsale Capital Group, Inc.	(2,000)	(883,880)
Markel Group, Inc.	(600)	(1,097,268)
(3,030,218)
INTERACTIVE MEDIA & SERVICES - (1.4)%
TripAdvisor, Inc.	(61,000)	(1,071,160)
Trump Media & Technology Group Corp.	(13,000)	(414,180)
(1,485,340)
IT SERVICES - (0.1)%
Cloudflare, Inc., Class A	(1,000)	(138,400)

LIFE SCIENCES TOOLS & SERVICES - (3.8)%
10X Genomics, Inc., Class A	(63,000)	(945,000)
Bio-Techne Corp.	(14,000)	(1,029,700)
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
Bruker Corp.	(19,000)	$(1,104,850)
Sotera Health Co.	(71,000)	(973,410)
(4,052,960)
MACHINERY - (0.7)%
RBC Bearings, Inc.	(2,200)	(767,250)

MEDIA - (1.0)%
Liberty Broadband Corp., Class A	(14,000)	(1,064,420)

METALS & MINING - (5.0)%
Alcoa Corp.	(21,600)	(762,912)
ATI, Inc.	(18,000)	(1,027,620)
Freeport-McMoRan, Inc.	(27,000)	(967,950)
MP Materials Corp.	(47,000)	(1,032,120)
Southern Copper Corp.	(5,000)	(458,100)
United States Steel Corp.	(30,000)	(1,105,500)
(5,354,202)
MULTI-UTILITIES - (0.6)%
CenterPoint Energy, Inc.	(21,000)	(683,970)

OIL, GAS & CONSUMABLE FUELS - (1.4)%
Diamondback Energy, Inc.	(6,000)	(986,160)
New Fortress Energy, Inc.	(34,900)	(523,500)
(1,509,660)
PASSENGER AIRLINES - (2.5)%
American Airlines Group, Inc.	(63,000)	(1,065,960)
JetBlue Airways Corp.	(93,500)	(615,230)
Southwest Airlines Co.	(33,000)	(1,013,430)
(2,694,620)
PERSONAL CARE PRODUCTS - (0.3)%
elf Beauty, Inc.	(3,000)	(299,730)

PHARMACEUTICALS - (2.0)%
Intra-Cellular Therapies, Inc.	(9,000)	(1,143,720)
Perrigo Co. PLC	(40,000)	(996,400)
(2,140,120)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - (2.6)%
Allegro MicroSystems, Inc.	(43,000)	(1,035,870)
Entegris, Inc.	(6,600)	(670,164)
GlobalFoundries, Inc.	(14,000)	(580,580)
MACOM Technology Solutions Holdings, Inc.	(3,000)	(396,750)
Wolfspeed, Inc.	(12,800)	(78,464)
(2,761,828)
	Shares	Value
SOFTWARE - (2.6)%
C3.ai, Inc., Class A	(10,700)	$(335,445)
MicroStrategy, Inc., Class A	(3,000)	(1,004,370)
nCino, Inc.	(9,000)	(306,090)
SentinelOne, Inc., Class A	(32,000)	(766,400)
Unity Software, Inc.	(16,900)	(375,180)
(2,787,485)
SPECIALTY RETAIL - (2.1)%
Five Below, Inc.	(11,000)	(1,031,580)
Floor & Decor Holdings, Inc.	(6,500)	(650,650)
Wayfair, Inc., Class A	(12,600)	(609,462)
(2,291,692)
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - (0.9)%
Super Micro Computer, Inc.	(33,000)	(941,160)

TEXTILES, APPAREL & LUXURY GOODS - (1.0)%
Amer Sports, Inc.	(34,000)	(1,086,980)

TRADING COMPANIES & DISTRIBUTORS - (0.9)%
Fastenal Co.	(13,000)	(952,120)

TOTAL COMMON STOCKS SOLD SHORT (PROCEEDS ($92,751,908))		(100,286,079)
TOTAL SECURITIES SOLD SHORT (PROCEEDS ($92,751,908)) - (93.4)%		(100,286,079)
OTHER ASSETS IN EXCESS OF LIABILITIES - 95.5%		102,548,070
NET ASSETS - 100.0%		$107,356,471

(a)	All or portion of the shares have been pledged as collateral for open short positions.
(b)	Represents non-income producing security.
(c)	7-day current yield as of January 31, 2025 is disclosed.

PLC — Public Limited Company
S&P — Standard & Poor's
SA — Societe Anonyme
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

The table below sets forth the diversification of the Steward Global Equity Income Fund investments by Country.

Country Diversification	Percent*
United States	62.0%
Canada	12.1
United Kingdom	8.3
Taiwan	6.0
Ireland (Republic of)	3.6
Brazil	2.1
Switzerland	1.7
Israel	1.6
Spain	1.3
Chile	1.2
Total Investments	99.9%

*	Percentages indicated are based on net assets as of January 31, 2025.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS - 96.9%

AEROSPACE & DEFENSE - 1.0%
General Dynamics Corp.	14,483	$3,721,841

BANKS - 14.4%
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	437,087	4,956,567
Bank of Nova Scotia (The)	61,508	3,147,364
Barclays PLC, Sponsored ADR	553,179	8,120,668
Canadian Imperial Bank of Commerce	78,722	4,961,060
HSBC Holdings PLC, Sponsored ADR	107,626	5,642,831
Lloyds Banking Group PLC, ADR	1,872,321	5,710,579
NatWest Group PLC, Sponsored ADR	743,216	8,011,868
Regions Financial Corp.	228,718	5,635,612
Royal Bank of Canada	40,505	4,938,775
Toronto-Dominion Bank (The)	78,036	4,453,515
		55,578,839
BEVERAGES - 1.5%
Coca-Cola Co. (The)	93,204	5,916,590

BIOTECHNOLOGY - 3.3%
Amgen, Inc.	21,699	6,193,329
Gilead Sciences, Inc.	67,656	6,576,163
		12,769,492
BUILDING PRODUCTS - 1.3%
Johnson Controls International PLC	62,788	4,897,464

CHEMICALS - 2.7%
Air Products and Chemicals, Inc.	12,275	4,115,316
ICL Group Ltd.	1,083,743	6,372,409
		10,487,725
COMMUNICATIONS EQUIPMENT - 3.2%
Cisco Systems, Inc.	99,775	6,046,365
Juniper Networks, Inc.	184,897	6,445,509
		12,491,874
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.6%
Sysco Corp.	84,991	6,197,544
Target Corp.	28,471	3,926,435
		10,123,979
ELECTRIC UTILITIES - 1.3%
Fortis, Inc.	121,424	5,175,091
	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.6%
Avnet, Inc.	96,359	$4,977,906
TE Connectivity PLC	34,055	5,039,118
		10,017,024
ENTERTAINMENT - 1.3%
Warner Music Group Corp., Class A	155,710	4,951,578

FOOD PRODUCTS - 0.9%
General Mills, Inc.	55,481	3,336,627

HEALTH CARE EQUIPMENT & SUPPLIES - 3.0%
Abbott Laboratories	59,523	7,614,777
Medtronic PLC	44,062	4,001,711
		11,616,488
HEALTH CARE PROVIDERS & SERVICES - 2.4%
Cigna Group (The)	31,122	9,156,404

HOTELS, RESTAURANTS & LEISURE - 2.4%
McDonald's Corp.	31,868	9,200,292

INSURANCE - 1.3%
Sun Life Financial, Inc.	89,113	5,137,364

IT SERVICES - 5.0%
Amdocs Ltd.	71,193	6,278,511
Cognizant Technology Solutions Corp., Class A	53,486	4,418,478
International Business Machines Corp.	34,488	8,818,582
		19,515,571
LEISURE PRODUCTS - 0.9%
Brunswick Corp.	49,001	3,304,627

MACHINERY - 1.7%
Snap-on, Inc.	18,201	6,464,085

MEDIA - 4.3%
Comcast Corp., Class A	102,497	3,450,049
Interpublic Group of Cos., Inc. (The)	144,896	4,154,168
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
Omnicom Group, Inc.	47,439	$4,117,231
TEGNA, Inc.	272,357	4,962,345
		16,683,793
OIL, GAS & CONSUMABLE FUELS - 4.8%
Canadian Natural Resources, Ltd.	189,422	5,748,958
Shell PLC, ADR	67,565	4,449,155
Suncor Energy, Inc.	148,293	5,569,885
Veren, Inc.	532,942	2,680,698
		18,448,696
PROFESSIONAL SERVICES - 4.7%
Broadridge Financial Solutions, Inc.	26,375	6,283,052
Paychex, Inc.	52,518	7,755,333
Robert Half, Inc.	63,705	4,127,447
		18,165,832
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 14.6%
Analog Devices, Inc.	29,499	6,250,543
ASE Industrial Holding Co. Ltd., ADR	754,837	7,661,596
Broadcom, Inc.	41,674	9,221,206
Microchip Technology, Inc.	64,229	3,487,635
QUALCOMM, Inc.	40,172	6,946,944
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	60,450	12,653,394
Texas Instruments, Inc.	41,049	7,578,056
United Microelectronics Corp., Sponsored ADR	498,625	2,882,052
		56,681,426
SOFTWARE - 1.3%
Open Text Corp.	170,122	5,008,392

SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 1.6%
Crown Castle, Inc.	26,375	2,354,760
Rayonier, Inc.	151,034	3,948,029
		6,302,789
SPECIALTY RETAIL - 3.9%
Gap, Inc. (The)	389,689	9,379,814
Home Depot, Inc. (The)	14,130	5,821,278
		15,201,092
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 5.0%
HP, Inc.	194,864	6,333,080
	Shares	Value
Logitech International SA	69,178	$6,739,321
NetApp, Inc.	52,458	6,405,122
		19,477,523
TEXTILES, APPAREL & LUXURY GOODS - 2.8%
Tapestry, Inc.	148,343	10,820,138

WIRELESS TELECOMMUNICATION SERVICES - 1.1%
TIM SA, ADR	314,051	4,158,035

TOTAL COMMON STOCKS (COST $301,960,715)		374,810,671
MONEY MARKET FUND - 0.8%
Northern Institutional Treasury Portfolio (Premier Class), 4.21%(a)	3,243,572	3,243,572
TOTAL MONEY MARKET FUND (COST $3,243,572)		3,243,572
PREFERRED STOCKS - 2.2%

CHEMICALS - 1.2%
Sociedad Quimica y Minera de Chile SA, Sponsored ADR, 2.24%(b)	116,949	4,624,164
ELECTRIC UTILITIES - 1.0%
Cia Energetica de Minas Gerais, Sponsored ADR, 4.68%(b)	2,029,251	3,794,699
TOTAL PREFERRED STOCKS (COST $8,999,912)		8,418,863

TOTAL INVESTMENTS (COST $314,204,199) - 99.9%		386,473,106

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		530,040
NET ASSETS - 100.0%		$387,003,146

(a)	7-day current yield as of January 31, 2025 is disclosed.
(b)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

ADR — American Depositary Receipt
PLC — Public Limited Company
SA — Societe Anonyme
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward International Enhanced Index Fund investments by Country.

Country Diversification	Percent*
United Kingdom	32.2%
Japan	11.9
Netherlands	9.7
Germany	7.0
China	6.2
India	4.8
Taiwan	4.8
Switzerland	3.3
France	3.0
Brazil	2.8
Australia	2.5
Spain	2.4
Ireland (Republic of)	1.2
Mexico	1.0
Italy	0.9
Singapore	0.8
Norway	0.6
Israel	0.6
Jersey	0.6
Belgium	0.5
Sweden	0.5
Denmark	0.5
Indonesia	0.4
Finland	0.4
United States	0.4
Luxembourg	0.3
South Africa	0.2
Hong Kong	0.2
Chile	0.1
Pakistan	0.1
Republic of Korea (South)	0.0**
Total Investments	99.9%

*	Percentages indicated are based on net assets as of January 31, 2025.
**	Amount rounds to less than 0.1%.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS - 98.1%

AIR FREIGHT & LOGISTICS - 0.2%
ZTO Express Cayman, Inc., ADR	16,627	$310,260

AUTOMOBILES - 1.8%
Honda Motor Co. Ltd., Sponsored ADR	111,053	3,147,242
Li Auto, Inc., ADR(a)	17,764	416,033
NIO, Inc., ADR(a)	26,351	113,836
		3,677,111
BANKS - 17.0%
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	191,377	2,170,215
Banco de Chile, ADR	6,046	149,578
Banco Santander SA, Sponsored ADR	406,169	2,067,400
Barclays PLC, Sponsored ADR	113,631	1,668,103
HDFC Bank Ltd., ADR	43,773	2,654,395
HSBC Holdings PLC, Sponsored ADR	163,433	8,568,792
ICICI Bank Ltd., Sponsored ADR	90,637	2,598,563
ING Groep N.V., Sponsored ADR	131,717	2,182,551
KB Financial Group, Inc., ADR	24	1,499
Lloyds Banking Group PLC, ADR	425,905	1,299,010
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	414,100	5,221,801
Mizuho Financial Group, Inc., ADR	315,100	1,726,748
NatWest Group PLC, Sponsored ADR	66,623	718,196
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	233,244	3,470,671
		34,497,522
BEVERAGES - 0.2%
Fomento Economico Mexicano SAB de CV, Sponsored ADR	5,144	438,886

BIOTECHNOLOGY - 4.0%
Abivax SA, ADR(a)	7,858	46,912
Argenx SE, ADR(a)	5,196	3,404,056
Ascendis Pharma A/S, ADR(a)	8,112	1,059,914
BeiGene Ltd., ADR(a)	3,973	893,885
Bicycle Therapeutics PLC, ADR(a)	11,209	150,089
Centessa Pharmaceuticals PLC, ADR(a)	5,436	91,977
Galapagos N.V., Sponsored ADR(a)	48,228	1,109,244
Immunocore Holdings PLC, ADR(a)	37,465	1,231,849
Silence Therapeutics PLC, ADR(a)	5,800	30,914
		8,018,840
BROADLINE RETAIL - 4.1%
Alibaba Group Holding Ltd., Sponsored ADR	49,144	4,857,393
JD.com, Inc., ADR	35,403	1,441,610
PDD Holdings, Inc., ADR(a)	18,246	2,041,910
		8,340,913
	Shares	Value
CAPITAL MARKETS - 3.6%
Deutsche Bank AG	82,893	$1,618,900
Futu Holdings Ltd., ADR	3,223	311,503
Nomura Holdings, Inc., Sponsored ADR	85,620	554,818
UBS Group AG	133,868	4,741,604
		7,226,825
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Rentokil Initial PLC, Sponsored ADR	12,435	311,497

COMMUNICATIONS EQUIPMENT - 0.9%
Nokia Oyj, Sponsored ADR	167,640	771,144
Telefonaktiebolaget LM Ericsson, Sponsored ADR	143,601	1,075,572
		1,846,716
CONSTRUCTION MATERIALS - 0.8%
CEMEX SAB de CV, Sponsored ADR	75,555	448,041
James Hardie Industries PLC, Sponsored ADR(a)	32,274	1,092,798
		1,540,839
DIVERSIFIED CONSUMER SERVICES - 0.8%
Pearson PLC, Sponsored ADR	97,434	1,624,225

DIVERSIFIED TELECOMMUNICATION SERVICES - 1.6%
Chunghwa Telecom Co. Ltd., Sponsored ADR	44,597	1,732,148
Telefonica SA, Sponsored ADR	169,980	686,719
Telkom Indonesia Persero Tbk PT, ADR	54,458	872,417
		3,291,284
ELECTRIC UTILITIES - 0.3%
Centrais Eletricas Brasileiras SA, Sponsored ADR	81,639	505,345

ENTERTAINMENT - 1.3%
NetEase, Inc., ADR	7,236	744,223
Sea Ltd., ADR(a)	13,126	1,598,616
Tencent Music Entertainment Group, ADR	30,579	366,336
		2,709,175
FINANCIAL SERVICES - 0.6%
ORIX Corp., Sponsored ADR	11,535	1,220,288

GROUND TRANSPORTATION - 0.1%
Full Truck Alliance Co. Ltd., Sponsored ADR	22,572	254,161

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 1.7%
Koninklijke Philips N.V., Sponsored NYS(a)	59,082	$1,629,481
Smith & Nephew PLC, Sponsored ADR	71,999	1,827,335
		3,456,816
HEALTH CARE PROVIDERS & SERVICES - 0.4%
Fresenius Medical Care AG, ADR	36,535	908,625

HOTELS, RESTAURANTS & LEISURE - 0.7%
InterContinental Hotels Group PLC, ADR	8,749	1,178,665
Trip.com Group Ltd., ADR(a)	3,428	240,543
		1,419,208
HOUSEHOLD DURABLES - 3.1%
Sony Group Corp., Sponsored ADR	286,690	6,310,047

INSURANCE - 0.6%
Aegon Ltd., Sponsored NYS	40,717	264,660
Prudential PLC, ADR	56,936	946,846
		1,211,506
INTERACTIVE MEDIA & SERVICES - 0.2%
Baidu, Inc., Sponsored ADR(a)	3,835	347,451

IT SERVICES - 2.3%
Infosys Ltd., Sponsored ADR	179,816	3,946,961
Wipro Ltd., ADR	168,148	617,103
		4,564,064
MEDIA - 0.8%
Criteo SA, Sponsored ADR(a)	10,617	403,340
WPP PLC, Sponsored ADR	25,254	1,199,060
		1,602,400
METALS & MINING - 4.8%
ArcelorMittal SA, Sponsored NYS	21,827	539,345
BHP Group Ltd., Sponsored ADR	104,449	5,133,668
Gold Fields Ltd., Sponsored ADR	21,556	364,943
Rio Tinto PLC, Sponsored ADR	46,633	2,817,100
Vale SA, Sponsored ADR	90,960	845,019
		9,700,075
MULTI-UTILITIES - 2.0%
National Grid PLC, Sponsored ADR	67,355	4,135,597

OIL, GAS & CONSUMABLE FUELS - 11.2%
BP PLC, Sponsored ADR	117,929	3,662,875
	Shares	Value
Eni S.p.A., Sponsored ADR	67,356	$1,896,071
Equinor ASA, Sponsored ADR	52,698	1,264,225
Petroleo Brasileiro SA, Sponsored ADR	25,860	367,471
Shell PLC, ADR	148,926	9,806,777
TotalEnergies SE, Sponsored ADR	97,034	5,630,883
		22,628,302
PAPER & FOREST PRODUCTS - 0.1%
Suzano SA, Sponsored ADR(a)	25,371	274,007

PASSENGER AIRLINES - 0.5%
Ryanair Holdings PLC, Sponsored ADR	22,775	1,063,365

PERSONAL CARE PRODUCTS - 5.9%
Unilever PLC, Sponsored ADR	207,813	11,924,310

PHARMACEUTICALS - 3.3%
Avadel Pharmaceuticals PLC(a)	35,008	276,563
Haleon PLC, ADR	292,793	2,772,750
HUTCHMED China Ltd., ADR(a)	18,255	246,808
Takeda Pharmaceutical Co. Ltd., ADR	188,225	2,520,333
Verona Pharma PLC, ADR(a)	15,952	914,049
		6,730,503
PROFESSIONAL SERVICES - 4.0%
RELX PLC, Sponsored ADR	164,145	8,189,194

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
KE Holdings, Inc., ADR	15,738	274,313

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.3%
ARM Holdings PLC, ADR(a)	4,501	718,134
ASE Industrial Holding Co. Ltd., ADR	57,146	580,032
ASML Holding N.V., Sponsored NYS	15,592	11,527,321
STMicroelectronics N.V., Sponsored NYS	34,715	779,352
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	31,459	6,584,998
United Microelectronics Corp., Sponsored ADR	136,133	786,849
		20,976,686
SOFTWARE - 6.3%
Nice Ltd., Sponsored ADR(a)	7,307	1,213,985
SAP SE, Sponsored ADR	42,057	11,610,255
		12,824,240
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.9%
Logitech International SA	19,729	$1,921,999

WATER UTILITIES - 0.4%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR(a)	45,558	737,128

WIRELESS TELECOMMUNICATION SERVICES - 1.0%
America Movil SAB de CV, ADR	77,435	1,084,864
VEON Ltd.(a)	3,084	138,934
Vodafone Group PLC, Sponsored ADR	88,377	754,740
		1,978,538
TOTAL COMMON STOCKS (COST $188,542,416)		198,992,261
MONEY MARKET FUND - 0.4%
Northern Institutional Treasury Portfolio (Premier Class), 4.21%(b)	734,215	734,215
TOTAL MONEY MARKET FUND (COST $734,215)		734,215
PREFERRED STOCKS - 1.4%

BANKS - 0.7%
Itau Unibanco Holding SA, Sponsored ADR, 3.88%(c)	243,827	1,414,197
OIL, GAS & CONSUMABLE FUELS - 0.7%
Petroleo Brasileiro SA, Sponsored ADR, 7.06%(c)	113,226	1,460,615
TOTAL PREFERRED STOCKS (COST $2,986,672)		2,874,812

	Shares	Value
TOTAL INVESTMENTS (COST $192,263,303) - 99.9%		$202,601,288

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		278,939
NET ASSETS - 100.0%		$202,880,227

(a)	Represents non-income producing security.
(b)	7-day current yield as of January 31, 2025 is disclosed.
(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

ADR — American Depositary Receipt
AG — Aktiengesellschaft
ASA — Aksjeselskap
N.V. — Naamloze Vennootschap
NYS — New York Shares
PLC — Public Limited Company
S.p.A. — Stock Purchase Agreements
SA — Societe Anonyme
SAB de CV — Sociedad Anónima Bursátil de Capital Variable
SABESP — Companhia de Saneamento Basico do Estado de Sao Paulo
SE — Societas Europaea
Tbk PT — Perseroan Terbatas
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD LARGE CAP CORE FUND

The table below sets forth the diversification of the Steward Large Cap Core Fund investments by Industry.

Industry Diversification	Percent*
Software	10.0%
Semiconductors & Semiconductor Equipment	8.1
Technology Hardware, Storage & Peripherals	7.7
Financial Services	6.5
Health Care Providers & Services	5.7
Insurance	5.3
Capital Markets	5.1
Broadline Retail	4.8
Interactive Media & Services	4.8
Consumer Finance	4.5
Textiles, Apparel & Luxury Goods	4.1
Specialty Retail	3.3
Specialized Real Estate Investment Trusts	2.8
IT Services	2.7
Real Estate Management & Development	2.3
Professional Services	2.3
Household Products	2.2
Banks	1.6
Communications Equipment	1.4
Industry Diversification	Percent*
Biotechnology	1.3%
Diversified Telecommunication Services	1.3
Automobiles	1.3
Hotels, Restaurants & Leisure	1.3
Containers & Packaging	1.2
Electrical Equipment	1.1
Automobile Components	1.0
Trading Companies & Distributors	1.0
Ground Transportation	1.0
Building Products	1.0
Entertainment	0.9
Leisure Products	0.8
Diversified Consumer Services	0.8
Air Freight & Logistics	0.5
Money Market Fund	0.4
Retail Real Estate Investment Trusts	0.0**
Total Investments	100.1%

*	Percentages indicated are based on net assets as of January 31, 2025.
**	Amount rounds to less than 0.1%.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD LARGE CAP CORE FUND

	Shares	Value
COMMON STOCKS - 99.7%

AIR FREIGHT & LOGISTICS - 0.5%
Expeditors International of Washington, Inc.	7,000	$795,060

AUTOMOBILE COMPONENTS - 1.0%
BorgWarner, Inc.	47,000	1,499,300

AUTOMOBILES - 1.3%
Harley-Davidson, Inc.	13,100	354,486
Tesla, Inc.(a)	4,000	1,618,400
		1,972,886
BANKS - 1.6%
JPMorgan Chase & Co.	2,000	534,600
PNC Financial Services Group, Inc. (The)	9,000	1,808,550
		2,343,150
BIOTECHNOLOGY - 1.3%
Gilead Sciences, Inc.	20,000	1,944,000

BROADLINE RETAIL - 4.8%
Amazon.com, Inc.(a)	19,000	4,515,920
Macy's, Inc.	75,000	1,168,500
Nordstrom, Inc.	65,000	1,573,000
		7,257,420
BUILDING PRODUCTS - 1.0%
Trane Technologies PLC	4,000	1,451,000

CAPITAL MARKETS - 5.1%
Bank of New York Mellon Corp. (The)	20,000	1,718,600
Goldman Sachs Group, Inc. (The)	3,000	1,921,200
Janus Henderson Group PLC	32,000	1,437,760
Moody's Corp.	4,000	1,997,760
S&P Global, Inc.	1,000	521,410
		7,596,730
COMMUNICATIONS EQUIPMENT - 1.4%
Cisco Systems, Inc.	36,000	2,181,600

CONSUMER FINANCE - 4.5%
American Express Co.	6,000	1,904,700
Capital One Financial Corp.	7,000	1,425,970
	Shares	Value
Discover Financial Services	9,000	$1,809,810
Synchrony Financial	24,000	1,655,520
		6,796,000
CONTAINERS & PACKAGING - 1.2%
Berry Global Group, Inc.	22,000	1,494,240
Crown Holdings, Inc.	3,000	263,580
		1,757,820
DIVERSIFIED CONSUMER SERVICES - 0.8%
H&R Block, Inc.	23,000	1,272,130

DIVERSIFIED TELECOMMUNICATION SERVICES - 1.3%
Verizon Communications, Inc.	48,000	1,890,720

ELECTRICAL EQUIPMENT - 1.1%
Acuity Brands, Inc.	5,000	1,661,950

ENTERTAINMENT - 0.9%
Electronic Arts, Inc.	11,000	1,352,010

FINANCIAL SERVICES - 6.5%
Berkshire Hathaway, Inc., Class B(a)	2,000	937,340
Mastercard, Inc., Class A	5,000	2,777,150
PayPal Holdings, Inc.(a)	20,000	1,771,600
Visa, Inc., Class A	9,000	3,076,200
Western Union Co. (The)	111,000	1,145,520
		9,707,810
GROUND TRANSPORTATION - 1.0%
Ryder System, Inc.	9,000	1,434,690

HEALTH CARE PROVIDERS & SERVICES - 5.7%
Cardinal Health, Inc.	13,000	1,607,580
Cencora, Inc.	7,000	1,779,470
Cigna Group (The)	6,000	1,765,260
DaVita, Inc.(a)	3,200	563,840
McKesson Corp.	3,000	1,784,250
Premier, Inc., Class A	45,000	1,019,700
		8,520,100
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD LARGE CAP CORE FUND

	Shares	Value
HOTELS, RESTAURANTS & LEISURE - 1.3%
Booking Holdings, Inc.	400	$1,895,024

HOUSEHOLD PRODUCTS - 2.2%
Colgate-Palmolive Co.	19,000	1,647,300
Kimberly-Clark Corp.	13,000	1,689,610
		3,336,910
INSURANCE - 5.3%
Aflac, Inc.	14,000	1,503,320
Hartford Financial Services Group, Inc. (The)	14,000	1,561,700
Marsh & McLennan Cos., Inc.	6,000	1,301,280
MetLife, Inc.	15,300	1,323,603
Progressive Corp. (The)	8,000	1,971,520
Prudential Financial, Inc.	2,800	338,128
		7,999,551
INTERACTIVE MEDIA & SERVICES - 4.8%
Alphabet, Inc., Class A	22,000	4,488,440
Meta Platforms, Inc., Class A	4,000	2,756,720
		7,245,160
IT SERVICES - 2.7%
GoDaddy, Inc., Class A(a)	8,000	1,701,200
International Business Machines Corp.	9,000	2,301,300
		4,002,500
LEISURE PRODUCTS - 0.8%
Hasbro, Inc.	8,000	462,720
Mattel, Inc.(a)	44,000	820,160
		1,282,880
PROFESSIONAL SERVICES - 2.3%
Automatic Data Processing, Inc.	6,000	1,818,060
Genpact Ltd.	35,000	1,704,150
		3,522,210
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.3%
CBRE Group, Inc., Class A(a)	12,000	1,736,880
Jones Lang LaSalle, Inc.(a)	6,000	1,696,800
		3,433,680
RETAIL REAL ESTATE INVESTMENT TRUSTS - 0.0%
Brixmor Property Group, Inc.	2,000	52,120

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.1%
Broadcom, Inc.	5,000	1,106,350
	Shares	Value
Cirrus Logic, Inc.(a)	15,000	$1,506,600
Lam Research Corp.	15,000	1,215,750
NVIDIA Corp.	52,000	6,243,640
QUALCOMM, Inc.	12,000	2,075,160
		12,147,500
SOFTWARE - 10.0%
Dropbox, Inc., Class A(a)	48,000	1,543,200
Dynatrace, Inc.(a)	14,000	808,500
Fortinet, Inc.(a)	17,000	1,714,960
Gen Digital, Inc.	56,000	1,506,960
Microsoft Corp.	17,000	7,056,020
Salesforce, Inc.	7,000	2,391,900
		15,021,540
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 2.8%
American Tower Corp.	8,000	1,479,600
Equinix, Inc.	2,000	1,827,320
Iron Mountain, Inc.	8,700	883,659
		4,190,579
SPECIALTY RETAIL - 3.3%
Gap, Inc. (The)	62,000	1,492,340
Lowe’s Cos., Inc.	7,000	1,820,280
Williams-Sonoma, Inc.	8,000	1,690,960
		5,003,580
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 7.7%
Apple, Inc.	32,000	7,552,000
Hewlett Packard Enterprise Co.	69,000	1,462,110
HP, Inc.	32,700	1,062,750
NetApp, Inc.	12,000	1,465,200
		11,542,060
TEXTILES, APPAREL & LUXURY GOODS - 4.1%
Columbia Sportswear Co.	17,000	1,501,100
Crocs, Inc.(a)	11,000	1,122,770
Deckers Outdoor Corp.(a)	5,000	886,800
PVH Corp.	13,000	1,164,800
Ralph Lauren Corp.	6,000	1,498,200
		6,173,670
TRADING COMPANIES & DISTRIBUTORS - 1.0%
WESCO International, Inc.	8,000	1,480,000

TOTAL COMMON STOCKS (COST $122,742,432)		149,763,340
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD LARGE CAP CORE FUND

	Shares	Value
MONEY MARKET FUND - 0.4%
Northern Institutional Treasury Portfolio (Premier Class), 4.21%(b)	540,499	$540,499
TOTAL MONEY MARKET FUND (COST $540,499)		540,499

TOTAL INVESTMENTS (COST $123,282,931) - 100.1%		150,303,839

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(91,751)
NET ASSETS - 100.0%		$150,212,088

(a)	Represents non-income producing security.
(b)	7-day current yield as of January 31, 2025 is disclosed.

PLC — Public Limited Company
S&P — Standard & Poor's
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD LARGE CAP GROWTH FUND

The table below sets forth the diversification of the Steward Large Cap Growth Fund investments by Industry.

Industry Diversification	Percent*
Software	17.4%
Semiconductors & Semiconductor Equipment	12.3
Interactive Media & Services	9.1
Technology Hardware, Storage & Peripherals	8.9
Financial Services	7.4
Broadline Retail	5.1
Health Care Providers & Services	4.9
Automobiles	2.8
Textiles, Apparel & Luxury Goods	2.7
Specialized Real Estate Investment Trusts	2.7
Capital Markets	2.5
Insurance	2.4
Professional Services	2.3
Specialty Retail	2.2
IT Services	2.2
Real Estate Management & Development	1.8
Diversified Consumer Services	1.8
Building Products	1.6
Industry Diversification	Percent*
Hotels, Restaurants & Leisure	1.5%
Consumer Finance	1.1
Diversified Telecommunication Services	1.0
Biotechnology	1.0
Commercial Services & Supplies	0.9
Air Freight & Logistics	0.7
Retail Real Estate Investment Trusts	0.6
Leisure Products	0.6
Consumer Staples Distribution & Retail	0.5
Containers & Packaging	0.5
Construction & Engineering	0.5
Entertainment	0.4
Household Products	0.3
Household Durables	0.2
Money Market Fund	0.2
Total Investments	100.1%

*	Percentages indicated are based on net assets as of January 31, 2025.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD LARGE CAP GROWTH FUND

	Shares	Value
COMMON STOCKS - 99.9%

AIR FREIGHT & LOGISTICS - 0.7%
Expeditors International of Washington, Inc.	12,000	$1,362,960

AUTOMOBILES - 2.8%
Tesla, Inc.(a)	13,000	5,259,800

BIOTECHNOLOGY - 1.0%
Incyte Corp.(a)	25,000	1,854,000

BROADLINE RETAIL - 5.1%
Amazon.com, Inc.(a)	40,000	9,507,200

BUILDING PRODUCTS - 1.6%
Carlisle Cos., Inc.	4,000	1,557,840
Trane Technologies PLC	4,000	1,451,000
		3,008,840
CAPITAL MARKETS - 2.5%
Ameriprise Financial, Inc.	4,000	2,173,440
Moody's Corp.	5,000	2,497,200
		4,670,640
COMMERCIAL SERVICES & SUPPLIES - 0.9%
Tetra Tech, Inc.	44,000	1,619,200

CONSTRUCTION & ENGINEERING - 0.5%
EMCOR Group, Inc.	2,000	896,120

CONSUMER FINANCE - 1.1%
American Express Co.	3,000	952,350
Synchrony Financial	15,300	1,055,394
		2,007,744
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.5%
Costco Wholesale Corp.	900	881,892

CONTAINERS & PACKAGING - 0.5%
Berry Global Group, Inc.	12,900	876,168

DIVERSIFIED CONSUMER SERVICES - 1.8%
Grand Canyon Education, Inc.(a)	11,000	1,932,040
H&R Block, Inc.	26,000	1,438,060
		3,370,100
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
Iridium Communications, Inc.	64,000	$1,840,000

ENTERTAINMENT - 0.4%
Netflix, Inc.(a)	800	781,408

FINANCIAL SERVICES - 7.4%
Mastercard, Inc., Class A	9,000	4,998,870
PayPal Holdings, Inc.(a)	21,000	1,860,180
Visa, Inc., Class A	16,000	5,468,800
Western Union Co. (The)	141,000	1,455,120
		13,782,970
HEALTH CARE PROVIDERS & SERVICES - 4.9%
Cardinal Health, Inc.	16,000	1,978,560
Cencora, Inc.	8,000	2,033,680
Cigna Group (The)	5,000	1,471,050
DaVita, Inc.(a)	11,000	1,938,200
McKesson Corp.	3,000	1,784,250
		9,205,740
HOTELS, RESTAURANTS & LEISURE - 1.5%
Booking Holdings, Inc.	600	2,842,536

HOUSEHOLD DURABLES - 0.2%
TopBuild Corp.(a)	1,000	342,680

HOUSEHOLD PRODUCTS - 0.3%
Kimberly-Clark Corp.	5,000	649,850

INSURANCE - 2.4%
Allstate Corp. (The)	9,000	1,730,970
Progressive Corp. (The)	11,000	2,710,840
		4,441,810
INTERACTIVE MEDIA & SERVICES - 9.1%
Alphabet, Inc., Class A	46,000	9,384,920
Meta Platforms, Inc., Class A	11,000	7,580,980
		16,965,900
IT SERVICES - 2.2%
Gartner, Inc.(a)	1,000	542,830
GoDaddy, Inc., Class A(a)	10,000	2,126,500
Twilio, Inc., Class A(a)	10,000	1,465,800
		4,135,130
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD LARGE CAP GROWTH FUND

	Shares	Value
LEISURE PRODUCTS - 0.6%
Hasbro, Inc.	19,000	$1,098,960

PROFESSIONAL SERVICES - 2.3%
Booz Allen Hamilton Holding Corp.	14,000	1,806,000
Genpact Ltd.	41,000	1,996,290
Robert Half, Inc.	8,000	518,320
		4,320,610
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.8%
CBRE Group, Inc., Class A(a)	9,400	1,360,556
Jones Lang LaSalle, Inc.(a)	7,000	1,979,600
		3,340,156
RETAIL REAL ESTATE INVESTMENT TRUSTS - 0.6%
Simon Property Group, Inc.	7,000	1,217,020

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.3%
Broadcom, Inc.	20,000	4,425,400
NVIDIA Corp.	132,000	15,849,240
QUALCOMM, Inc.	16,000	2,766,880
		23,041,520
SOFTWARE - 17.4%
Autodesk, Inc.(a)	8,000	2,490,720
Dropbox, Inc., Class A(a)	62,000	1,993,300
Dynatrace, Inc.(a)	36,000	2,079,000
Fortinet, Inc.(a)	23,000	2,320,240
Gen Digital, Inc.	60,000	1,614,600
Microsoft Corp.	40,000	16,602,400
Pegasystems, Inc.	18,000	1,949,220
Salesforce, Inc.	10,000	3,417,000
		32,466,480
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 2.7%
American Tower Corp.	10,000	1,849,500
Equinix, Inc.	2,000	1,827,320
Iron Mountain, Inc.	14,000	1,421,980
		5,098,800
	Shares	Value
SPECIALTY RETAIL - 2.2%
Home Depot, Inc. (The)	600	$247,188
Lowe’s Cos., Inc.	7,000	1,820,280
Williams-Sonoma, Inc.	10,000	2,113,700
		4,181,168
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 8.9%
Apple, Inc.	59,000	13,924,000
HP, Inc.	31,000	1,007,500
NetApp, Inc.	14,000	1,709,400
		16,640,900
TEXTILES, APPAREL & LUXURY GOODS - 2.7%
Crocs, Inc.(a)	12,000	1,224,840
Deckers Outdoor Corp.(a)	10,000	1,773,600
Tapestry, Inc.	27,000	1,969,380
		4,967,820
TOTAL COMMON STOCKS (COST $154,017,796)		186,676,122
MONEY MARKET FUND - 0.2%
Northern Institutional Treasury Portfolio (Premier Class), 4.21%(b)	283,018	283,018
TOTAL MONEY MARKET FUND (COST $283,018)		283,018

TOTAL INVESTMENTS (COST $154,300,814) - 100.1%		186,959,140

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(132,300)
NET ASSETS - 100.0%		$186,826,840

(a)	Represents non-income producing security.
(b)	7-day current yield as of January 31, 2025 is disclosed.

PLC — Public Limited Company
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD LARGE CAP VALUE FUND

The table below sets forth the diversification of the Steward Large Cap Value Fund investments by Industry.

Industry Diversification	Percent*
Insurance	7.5%
Banks	7.5
Capital Markets	7.2
Health Care Providers & Services	5.6
Specialty Retail	4.7
Financial Services	4.5
Consumer Finance	4.2
Software	4.0
Diversified Telecommunication Services	3.4
Textiles, Apparel & Luxury Goods	3.4
Professional Services	3.4
Communications Equipment	2.9
Technology Hardware, Storage & Peripherals	2.9
Machinery	2.8
Consumer Staples Distribution & Retail	2.5
Food Products	2.4
Specialized Real Estate Investment Trusts	2.4
Real Estate Management & Development	2.2
Semiconductors & Semiconductor Equipment	2.1
IT Services	1.9
Electric Utilities	1.9
Industry Diversification	Percent*
Broadline Retail	1.8%
Household Products	1.6
Biotechnology	1.5
Media	1.5
Oil, Gas & Consumable Fuels	1.4
Diversified Consumer Services	1.4
Hotels, Restaurants & Leisure	1.3
Aerospace & Defense	1.2
Containers & Packaging	1.2
Building Products	1.2
Electrical Equipment	1.1
Automobile Components	1.0
Trading Companies & Distributors	1.0
Ground Transportation	0.9
Automobiles	0.7
Health Care Equipment & Supplies	0.7
Retail Real Estate Investment Trusts	0.6
Entertainment	0.3
Money Market Fund	0.2
Total Investments	100.0%

*	Percentages indicated are based on net assets as of January 31, 2025.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD LARGE CAP VALUE FUND

	Shares	Value
COMMON STOCKS - 99.8%

AEROSPACE & DEFENSE - 1.2%
Lockheed Martin Corp.	1,900	$879,605

AUTOMOBILE COMPONENTS - 1.0%
BorgWarner, Inc.	23,600	752,840

AUTOMOBILES - 0.7%
Harley-Davidson, Inc.	18,500	500,610

BANKS - 7.5%
Bank of America Corp.	15,000	694,500
Citigroup, Inc.	14,800	1,205,164
JPMorgan Chase & Co.	5,400	1,443,420
PNC Financial Services Group, Inc. (The)	4,900	984,655
U.S. Bancorp	20,100	960,378
Wells Fargo & Co.	3,600	283,680
		5,571,797
BIOTECHNOLOGY - 1.5%
Gilead Sciences, Inc.	11,600	1,127,520

BROADLINE RETAIL - 1.8%
Macy's, Inc.	40,400	629,432
Nordstrom, Inc.	28,900	699,380
		1,328,812
BUILDING PRODUCTS - 1.2%
Trane Technologies PLC	2,500	906,875

CAPITAL MARKETS - 7.2%
Bank of New York Mellon Corp. (The)	11,000	945,230
Goldman Sachs Group, Inc. (The)	1,900	1,216,760
Janus Henderson Group PLC	16,200	727,866
Morgan Stanley	8,600	1,190,498
S&P Global, Inc.	2,400	1,251,384
		5,331,738
COMMUNICATIONS EQUIPMENT - 2.9%
Cisco Systems, Inc.	24,200	1,466,520
Motorola Solutions, Inc.	1,400	656,950
		2,123,470
CONSUMER FINANCE - 4.2%
American Express Co.	3,500	1,111,075
Capital One Financial Corp.	4,700	957,437
Discover Financial Services	900	180,981
Synchrony Financial	12,200	841,556
		3,091,049
	Shares	Value
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.5%
Walmart, Inc.	18,800	$1,845,408

CONTAINERS & PACKAGING - 1.2%
Berry Global Group, Inc.	11,300	767,496
Crown Holdings, Inc.	1,100	96,646
		864,142
DIVERSIFIED CONSUMER SERVICES - 1.4%
Grand Canyon Education, Inc.(a)	2,900	509,356
H&R Block, Inc.	10,300	569,693
		1,079,049
DIVERSIFIED TELECOMMUNICATION SERVICES - 3.4%
AT&T, Inc.	53,500	1,269,555
Verizon Communications, Inc.	31,100	1,225,029
		2,494,584
ELECTRIC UTILITIES - 1.9%
Exelon Corp.	8,000	320,000
NextEra Energy, Inc.	15,100	1,080,556
		1,400,556
ELECTRICAL EQUIPMENT - 1.1%
Acuity Brands, Inc.	2,500	830,975

ENTERTAINMENT - 0.3%
Electronic Arts, Inc.	1,600	196,656

FINANCIAL SERVICES - 4.5%
Berkshire Hathaway, Inc., Class B(a)	3,700	1,734,079
PayPal Holdings, Inc.(a)	11,500	1,018,670
Western Union Co. (The)	54,700	564,504
		3,317,253
FOOD PRODUCTS - 2.4%
General Mills, Inc.	14,000	841,960
Mondelez International, Inc., Class A	16,800	974,232
		1,816,192
GROUND TRANSPORTATION - 0.9%
Ryder System, Inc.	4,400	701,404

HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
Medtronic PLC	6,100	554,002

HEALTH CARE PROVIDERS & SERVICES - 5.6%
Cardinal Health, Inc.	6,400	791,424
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD LARGE CAP VALUE FUND

	Shares	Value
Cencora, Inc.	2,700	$686,367
Cigna Group (The)	3,400	1,000,314
McKesson Corp.	1,500	892,125
Premier, Inc., Class A	33,500	759,110
		4,129,340
HOTELS, RESTAURANTS & LEISURE - 1.3%
Booking Holdings, Inc.	200	947,512

HOUSEHOLD PRODUCTS - 1.6%
Colgate-Palmolive Co.	9,500	823,650
Procter & Gamble Co. (The)	2,300	381,777
		1,205,427
INSURANCE - 7.5%
Aflac, Inc.	8,300	891,254
Hartford Financial Services Group, Inc. (The)	7,500	836,625
Marsh & McLennan Cos., Inc.	4,600	997,648
MetLife, Inc.	10,700	925,657
Primerica, Inc.	2,700	783,459
Progressive Corp. (The)	3,400	837,896
Unum Group	3,800	289,750
		5,562,289
IT SERVICES - 1.9%
International Business Machines Corp.	5,500	1,406,350

MACHINERY - 2.8%
Caterpillar, Inc.	3,200	1,188,608
Illinois Tool Works, Inc.	3,400	881,144
		2,069,752
MEDIA - 1.5%
Comcast Corp., Class A	33,400	1,124,244

OIL, GAS & CONSUMABLE FUELS - 1.4%
Exxon Mobil Corp.	6,400	683,712
Ovintiv, Inc.	7,900	333,538
		1,017,250
PROFESSIONAL SERVICES - 3.4%
Automatic Data Processing, Inc.	2,600	787,826
Genpact Ltd.	17,200	837,468
ManpowerGroup, Inc.	8,100	487,782
Robert Half, Inc.	6,400	414,656
		2,527,732
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.2%
CBRE Group, Inc., Class A(a)	6,000	$868,440
Jones Lang LaSalle, Inc.(a)	2,700	763,560
		1,632,000
RETAIL REAL ESTATE INVESTMENT TRUSTS - 0.6%
Simon Property Group, Inc.	2,700	469,422

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
Applied Materials, Inc.	100	18,035
Cirrus Logic, Inc.(a)	7,700	773,388
QUALCOMM, Inc.	4,600	795,478
		1,586,901
SOFTWARE - 4.0%
Dropbox, Inc., Class A(a)	13,500	434,025
Fortinet, Inc.(a)	8,000	807,040
Gen Digital, Inc.	28,700	772,317
Salesforce, Inc.	2,700	922,590
		2,935,972
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 2.4%
American Tower Corp.	700	129,465
Equinix, Inc.	1,100	1,005,026
Iron Mountain, Inc.	6,200	629,734
		1,764,225
SPECIALTY RETAIL - 4.7%
Best Buy Co., Inc.	8,600	738,396
Gap, Inc. (The)	31,400	755,798
Lowe’s Cos., Inc.	4,500	1,170,180
Williams-Sonoma, Inc.	3,800	803,206
		3,467,580
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.9%
Hewlett Packard Enterprise Co.	39,000	826,410
HP, Inc.	17,900	581,750
NetApp, Inc.	6,000	732,600
		2,140,760
TEXTILES, APPAREL & LUXURY GOODS - 3.4%
Crocs, Inc.(a)	6,400	653,248
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD LARGE CAP VALUE FUND

	Shares	Value
NIKE, Inc., Class B	11,400	$876,660
PVH Corp.	7,300	654,080
Ralph Lauren Corp.	1,300	324,610
		2,508,598
TRADING COMPANIES & DISTRIBUTORS - 1.0%
WESCO International, Inc.	4,200	777,000

TOTAL COMMON STOCKS (COST $63,184,335)		73,986,891
	Shares	Value
MONEY MARKET FUND - 0.2%
Northern Institutional Treasury Portfolio (Premier Class), 4.21%(b)	112,161	$112,161
TOTAL MONEY MARKET FUND (COST $112,161)		112,161

TOTAL INVESTMENTS (COST $63,296,496) - 100.0%		74,099,052

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%		(585)
NET ASSETS - 100.0%		$74,098,467

(a)	Represents non-income producing security.
(b)	7-day current yield as of January 31, 2025 is disclosed.

PLC — Public Limited Company
S&P — Standard & Poor's
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD SELECT BOND FUND

The table below sets forth the diversification of the Steward Select Bond Fund investments by Industry.

Industry Diversification	Percent*
U.S. Government Agencies	16.2%
U.S. Treasury Obligations	14.6
Semiconductors & Semiconductor Equipment	4.3
Aerospace & Defense	3.8
Specialty Retail	3.6
Oil, Gas & Consumable Fuels	3.4
Software	3.4
Consumer Staples Distribution & Retail	3.3
Health Care Providers & Services	3.0
Household Products	3.0
Municipal Bonds	2.6
Financial Services	2.5
Food Products	2.5
IT Services	2.3
Banks	2.2
Textiles, Apparel & Luxury Goods	2.2
Hotels, Restaurants & Leisure	2.2
Machinery	2.1
Industry Diversification	Percent*
Consumer Finance	2.0%
Electric Utilities	2.0
Biotechnology	2.0
Air Freight & Logistics	1.9
Capital Markets	1.8
Insurance	1.8
U.S. Government Agency Mortgage-Backed Obligations	1.7
Entertainment	1.5
Beverages	1.5
Technology Hardware, Storage & Peripherals	1.3
Diversified Telecommunication Services	1.0
Money Market Fund	1.0
Trading Companies & Distributors	0.9
Chemicals	0.9
Industrial Conglomerates	0.5
Total Investments	99.0%

*	Percentages indicated are based on net assets as of January 31, 2025.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
CORPORATE BONDS - 62.9%

AEROSPACE & DEFENSE - 3.8%
General Dynamics Corp., 3.75%, 5/15/28	$2,000,000	$1,946,705
L3Harris Technologies, Inc., 5.40%, 7/31/33	3,000,000	3,003,479
Lockheed Martin Corp., 3.55%, 1/15/26, (Callable 10/15/25 @ 100)	1,000,000	992,089
Raytheon Technologies Corp., 3.75%, 11/1/46, (Callable 5/1/46 @ 100)	2,000,000	1,510,349
		7,452,622
AIR FREIGHT & LOGISTICS - 1.9%
FedEx Corp., 5.10%, 1/15/44	1,000,000	891,947
United Parcel Service, Inc., 3.75%, 11/15/47	1,000,000	758,609
United Parcel Service, Inc., 3.90%, 4/1/25	2,000,000	1,998,051
		3,648,607
BANKS - 2.2%
Bank of America Corp., 4.45%, 3/3/26	2,000,000	1,994,505
Bank of America Corp., 5.00%, 1/21/44	2,000,000	1,872,682
JPMorgan Chase & Co, 4.25%, 10/1/27	500,000	496,842
		4,364,029
BEVERAGES - 1.5%
Coca-Cola Co. (The), 3.45%, 3/25/30	2,000,000	1,888,958
PepsiCo, Inc., 3.90%, 7/18/32	1,000,000	936,868
		2,825,826
BIOTECHNOLOGY - 2.0%
Amgen, Inc., 4.20%, 3/1/33, (Callable 12/1/32 @ 100)	2,000,000	1,857,838
Gilead Sciences, Inc., 5.25%, 10/15/33	2,000,000	2,011,181
		3,869,019
CAPITAL MARKETS - 1.8%
Charles Schwab Corp. (The), 5.00% (H15T5Y + 326 bps), 12/31/49(a)	1,000,000	981,830
Goldman Sachs Group, Inc. (The), 5.95%, 1/15/27	1,500,000	1,536,506
Morgan Stanley, 4.00%, 7/23/25	1,000,000	997,900
		3,516,236
CHEMICALS - 0.9%
Sherwin-Williams Co. (The), 2.95%, 8/15/29	1,000,000	920,563
Sherwin-Williams Co. (The), 3.80%, 8/15/49	1,000,000	734,416
		1,654,979
CONSUMER FINANCE - 2.0%
American Express Co., 4.05%, 5/3/29	3,000,000	2,929,768
American Express Credit Corp., 3.30%, 5/3/27, (Callable 4/3/27 @ 100)	1,000,000	972,570
		3,902,338
CONSUMER STAPLES DISTRIBUTION & RETAIL - 3.3%
Kroger Co. (The), 4.50%, 1/15/29	1,000,000	988,829
Sysco Corp., 3.25%, 7/15/27	2,000,000	1,933,058
	Principal Amount	Value
Walgreens Boots Alliance, Inc., 4.50%, 11/18/34, (Callable 5/18/34 @ 100)	$2,000,000	$1,595,085
Walmart, Inc., 4.10%, 4/15/33	2,000,000	1,910,052
		6,427,024
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
Verizon Communications, Inc., 4.50%, 8/10/33	2,000,000	1,892,677

ELECTRIC UTILITIES - 2.0%
Duke Energy Corp., 4.50%, 8/15/32	2,000,000	1,904,305
Exelon Corp., 5.30%, 3/15/33	2,000,000	1,996,326
		3,900,631
ENTERTAINMENT - 1.5%
Walt Disney Co. (The), 3.80%, 3/22/30	3,000,000	2,878,088

FINANCIAL SERVICES - 2.5%
Citigroup, Inc., 4.40%, 6/10/25	1,000,000	998,623
Citigroup, Inc., 6.63%, 6/15/32	1,000,000	1,071,152
PayPal Holdings, Inc., 4.40%, 6/1/32, (Callable 3/1/32 @ 100)	3,000,000	2,882,844
		4,952,619
FOOD PRODUCTS - 2.5%
General Mills, Inc., 4.20%, 4/17/28	2,000,000	1,967,126
General Mills, Inc., 4.95%, 3/29/33	2,000,000	1,955,997
The Campbell's Company, 4.15%, 3/15/28	1,000,000	981,022
		4,904,145
HEALTH CARE PROVIDERS & SERVICES - 3.0%
Cigna Group (The), 5.40%, 3/15/33	2,000,000	2,004,586
CVS Health Corp., 5.13%, 2/21/30	1,000,000	990,502
Elevance Health, Inc., 4.75%, 2/15/33, (Callable 11/15/32 @ 100)	2,000,000	1,928,525
Evernorth Health, Inc., 4.50%, 2/25/26, (Callable 11/27/25 @ 100)	1,000,000	994,227
		5,917,840
HOTELS, RESTAURANTS & LEISURE - 2.2%
McDonald's Corp., 3.60%, 7/1/30, (Callable 4/1/30 @ 100)	1,000,000	940,005
McDonald's Corp., 3.63%, 9/1/49, (Callable 3/1/49 @ 100)	2,500,000	1,814,765
Starbucks Corp., 3.75%, 12/1/47	2,000,000	1,478,810
		4,233,580
HOUSEHOLD PRODUCTS - 3.0%
Clorox Co. (The), 4.60%, 5/1/32, (Callable 2/1/32 @ 100)	1,000,000	972,781
Kimberly-Clark Corp., 4.50%, 2/16/33, (Callable 11/16/32 @ 100)	2,000,000	1,948,793
Procter & Gamble Co. (The), 3.00%, 3/25/30	1,000,000	927,728
Procter & Gamble Co. (The), 4.05%, 1/26/33	2,000,000	1,916,161
		5,765,463
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
INDUSTRIAL CONGLOMERATES - 0.5%
3M Co., 2.88%, 10/15/27	$1,000,000	$957,397

INSURANCE - 1.8%
MetLife, Inc., 6.40%, 12/15/36, (Callable 12/15/31 @ 100)	2,000,000	2,042,624
Prudential Financial, Inc., 5.13% (H15T5Y + 316 bps), 3/1/52(a)	1,500,000	1,414,210
		3,456,834
IT SERVICES - 2.3%
Fiserv, Inc., 4.20%, 10/1/28	1,000,000	977,206
Visa, Inc., 4.15%, 12/14/35, (Callable 6/14/35 @ 100)	1,000,000	927,598
Visa, Inc., 4.30%, 12/14/45, (Callable 6/14/45 @ 100)	3,000,000	2,570,724
		4,475,528
MACHINERY - 2.1%
Cummins, Inc., 5.15%, 2/20/34	2,000,000	2,005,574
John Deere Capital Corp., 4.50%, 1/16/29	2,000,000	1,987,811
		3,993,385
OIL, GAS & CONSUMABLE FUELS - 3.4%
Exxon Mobil Corp., 4.11%, 3/1/46, (Callable 9/1/45 @ 100)	2,000,000	1,623,377
Marathon Oil Corp., 6.60%, 10/1/37	2,000,000	2,182,592
Valero Energy Corp., 4.00%, 4/1/29	3,000,000	2,884,279
		6,690,248
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.3%
Intel Corp., 4.00%, 12/15/32	2,000,000	1,806,774
Lam Research Corp., 4.00%, 3/15/29	1,000,000	975,903
NVIDIA Corp., 3.50%, 4/1/40	2,000,000	1,645,759
QUALCOMM, Inc., 4.65%, 5/20/35, (Callable 11/20/34 @ 100)	4,000,000	3,872,580
		8,301,016
SOFTWARE - 3.4%
Adobe, Inc., 4.95%, 4/4/34	2,000,000	1,984,627
Microsoft Corp., 3.45%, 8/8/36, (Callable 2/8/36 @ 100)	2,000,000	1,749,109
Oracle Corp., 3.25%, 11/15/27	2,000,000	1,924,295
Salesforce, Inc., 3.70%, 4/11/28	1,000,000	975,781
		6,633,812
SPECIALTY RETAIL - 3.6%
Home Depot, Inc. (The), 4.50%, 9/15/32	2,000,000	1,947,027
Home Depot, Inc. (The), 5.88%, 12/16/36	2,000,000	2,108,527
Lowe's Cos., Inc., 3.65%, 4/5/29	2,000,000	1,910,098
Tractor Supply Co., 5.25%, 5/15/33	1,000,000	998,753
		6,964,405
	Principal Amount	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.3%
Apple, Inc., 1.65%, 5/11/30	$2,000,000	$1,725,717
Apple, Inc., 3.45%, 2/9/45	1,000,000	764,183
		2,489,900
TEXTILES, APPAREL & LUXURY GOODS - 2.2%
NIKE, Inc., 2.85%, 3/27/30	3,000,000	2,741,691
Ralph Lauren Corp., 2.95%, 6/15/30, (Callable 3/15/30 @ 100)	1,000,000	909,245
Tapestry, Inc., 4.13%, 7/15/27	689,000	676,991
		4,327,927
TRADING COMPANIES & DISTRIBUTORS - 0.9%
WW Grainger, Inc., 4.60%, 6/15/45, (Callable 12/15/44 @ 100)	2,000,000	1,781,330

TOTAL CORPORATE BONDS (COST $130,589,850)		122,177,505
MUNICIPAL BONDS - 2.6%

CALIFORNIA - 0.2%
California State University Taxable Revenue Refunding Bonds, Series B, 1.79%, 11/1/30	500,000	426,335

CONNECTICUT - 0.1%
Connecticut State Taxable G.O. Unlimited Bonds, Series A, 1.50%, 6/1/27	200,000	187,043

LOUISIANA - 0.1%
Louisiana State Highway Improvement Taxable Revenue Refunding Bonds, Series A, 1.59%, 6/15/30	100,000	85,413

TENNESSEE - 0.5%
Metropolitan Government Nashville & Davidson County Water & Sewer Taxable Revenue Refunding Bonds, Series B, Green Bond, 2.13%, 7/1/32	1,215,000	1,009,519

TEXAS - 1.7%
Frisco Taxable Certificates G.O. Limited Bonds, Series B, 1.75%, 2/15/30,	995,000	870,193
Houston Utility System First Lien Taxable Revenue Refunding Bonds, Series B, 1.93%, 11/15/31,	1,240,000	1,038,078
Leander Independent School District Taxable G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.), 1.99%, 8/15/33,	895,000	717,270
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
North Texas Tollway Authority Taxable Revenue Refunding Bonds, Series 2021A, 2.08%, 1/1/31,	$100,000	$86,426
Northwest Independent School District Taxable G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.), 1.97%, 2/15/34, (Callable 2/15/30 @ 100)	600,000	472,743
Uptown Development Authority Contract Tax Allocation Increment Revenue Bonds, Series B (AGM Insured), 2.58%, 9/1/31,	100,000	86,582
		3,271,292
TOTAL MUNICIPAL BONDS (COST $5,991,620)		4,979,602
U.S. GOVERNMENT AGENCIES - 16.2%
Federal Farm Credit Bank, 3.00%, 11/25/30	1,000,000	930,210
Federal Home Loan Bank
0.80%, 3/8/27	1,000,000	930,421
1.00%, 7/29/26	1,000,000	954,227
1.00%, 3/16/27	2,000,000	1,867,472
1.00%, 9/30/27(b)	800,000	756,874
1.07%, 1/25/30	1,000,000	851,384
1.25%, 9/30/26(b)	2,000,000	1,914,426
1.50%, 4/13/26, (Callable 4/13/25 @ 100)(b)	1,000,000	975,580
1.50%, 4/29/31, (Callable 4/29/25 @ 100)(b)	730,769	667,279
1.60%, 3/30/26(b)	1,000,000	973,041
1.75%, 7/29/26	1,000,000	964,568
1.75%, 8/25/28	1,350,000	1,235,319
2.75%, 2/22/34	1,000,000	845,072
3.00%, 2/24/37, (Callable 2/10/25 @ 100)	1,000,000	815,323
3.10%, 5/10/27	1,000,000	975,126
3.13%, 3/10/27, (Callable 3/10/25 @ 100)(b)	1,000,000	987,858
3.65%, 5/26/27	1,000,000	984,614
4.00%, 5/24/27(b)	1,000,000	997,905
4.50%, 12/12/25	1,015,000	1,019,029
4.75%, 3/10/34	1,000,000	1,005,389
5.00%, 12/11/28	2,000,000	2,000,600
5.02%, 1/17/29	2,000,000	1,998,511
5.17%, 7/27/27	2,000,000	2,000,039
		25,720,057
Federal Home Loan Mortgage Corp., 1.05%, 7/21/28	1,000,000	891,046
Federal National Mortgage Association
0.55%, 8/19/25	1,000,000	980,322
	Principal Amount	Value
0.56%, 10/28/25	$1,000,000	$973,338
0.58%, 8/25/25	1,000,000	979,189
0.60%, 8/28/25	1,000,000	979,252
		3,912,101
TOTAL U.S. GOVERNMENT AGENCIES (COST $32,922,237)		31,453,414
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.7%
Federal Home Loan Mortgage Corp.
3.00%, 7/15/41	356,997	351,055
3.50%, 2/1/34	117,252	113,232
3.50%, 10/1/49	193,307	172,943
3.50%, 12/15/48	312,978	297,836
4.00%, 12/15/25	433,746	432,738
6.00%, 3/1/38	12,098	12,534
		1,380,338
Federal National Mortgage Association
1.50%, 11/25/44	1,301,127	1,106,722
3.50%, 2/1/43	119,878	109,126
3.50%, 4/1/48	319,703	290,366
4.00%, 9/1/33	78,594	76,954
4.00%, 10/1/46	235,314	218,463
6.00%, 6/1/36	71,518	71,840
7.57% (RFUCCT1Y + 182 bps), 5/1/36(a)	28,765	29,131
		1,902,602
Government National Mortgage Association
4.50%, 6/15/40	51,390	49,720
4.50%, 8/20/38	18,651	18,211
5.00%, 5/20/40	29,582	28,945
6.00%, 10/15/37	12,767	13,327
6.00%, 6/15/37	15,564	16,014
		126,217
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (COST $3,818,588)		3,409,157
U.S. TREASURY OBLIGATIONS - 14.6%
U.S. Treasury Bonds
1.13%, 5/15/40	2,000,000	1,210,469
4.00%, 11/15/42	4,000,000	3,609,219
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
4.25%, 5/15/39	$2,000,000	$1,906,875
4.50%, 2/15/44	2,000,000	1,913,359
		8,639,922
U.S. Treasury Notes
4.00%, 10/31/29	2,000,000	1,971,016
4.00%, 7/31/30	3,000,000	2,945,156
4.13%, 10/31/27	1,000,000	997,500
4.13%, 11/15/32	2,000,000	1,955,859
4.13%, 8/31/30	2,000,000	1,974,141
4.13%, 7/31/31	1,000,000	982,812
4.25%, 2/28/31	1,000,000	991,367
4.38%, 11/30/28	1,000,000	1,002,500
4.38%, 5/15/34	2,000,000	1,975,625
4.50%, 11/15/25	2,000,000	2,003,145
4.50%, 7/15/26	1,000,000	1,003,906
5.00%, 8/31/25	2,000,000	2,007,250
		19,810,277
TOTAL U.S. TREASURY OBLIGATIONS (COST $29,675,139)		28,450,199

	Shares	Value
MONEY MARKET FUND - 1.0%
Northern Institutional Treasury Portfolio (Premier Class), 4.21%(c)	1,922,122	$1,922,122
TOTAL MONEY MARKET FUND (COST $1,922,122)		1,922,122

	Shares	Value
TOTAL INVESTMENTS (COST $204,919,556) - 99.0%		$192,391,999

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%		1,904,244
NET ASSETS - 100.0%		$194,296,243

(a)
Variable rate security. The interest rate shown represents the rate in effect at January 31, 2025. For securities based on published reference rate and spread, the reference rate and spread are indicated in the description. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(b)	Step Bond. Coupon rate is set for an initial period and then adjusted at a specified date. The rate shown represents the rate as of January 31, 2025.
(c)	7-day current yield as of January 31, 2025 is disclosed.

AGM — Assured Guarantee Municipal Corporation
bps — Basis Points
G.O. — General Obligation
Gtd. — Guaranteed
H15T5Y — 5 Year Treasury Constant Maturity Rate
PSF — Permanent School Fund
RFUCCT1Y — 1 Year Refinitiv US Dollar IBOR Consumer Cash Fallback
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD VALUES ENHANCED LARGE CAP FUND

The table below sets forth the diversification of the Steward Values Enhanced Large Cap Fund investments by Industry.

Industry Diversification	Percent*
Software	10.7%
Semiconductors & Semiconductor Equipment	10.3
Technology Hardware, Storage & Peripherals	7.7
Interactive Media & Services	7.3
Financial Services	4.4
Broadline Retail	4.4
Banks	3.6
Capital Markets	3.1
Health Care Equipment & Supplies	3.1
Oil, Gas & Consumable Fuels	3.0
Insurance	2.5
Automobiles	2.4
Specialty Retail	2.2
Health Care Providers & Services	2.1
Consumer Staples Distribution & Retail	2.0
Electric Utilities	1.7
Life Sciences Tools & Services	1.7
Aerospace & Defense	1.6
Hotels, Restaurants & Leisure	1.6
IT Services	1.4
Entertainment	1.4
Household Products	1.3
Beverages	1.3
Machinery	1.2
Specialized Real Estate Investment Trusts	1.2
Biotechnology	1.1
Communications Equipment	1.1
Chemicals	1.0
Food Products	0.9
Ground Transportation	0.8
Multi-Utilities	0.8
Consumer Finance	0.7
Diversified Telecommunication Services	0.7
Professional Services	0.7
Commercial Services & Supplies	0.7
Industry Diversification	Percent*
Electrical Equipment	0.6%
Building Products	0.6
Electronic Equipment, Instruments & Components	0.6
Trading Companies & Distributors	0.5
Media	0.5
Industrial Conglomerates	0.5
Containers & Packaging	0.5
Air Freight & Logistics	0.4
Textiles, Apparel & Luxury Goods	0.4
Pharmaceuticals	0.4
Real Estate Management & Development	0.3
Distributors	0.3
Retail Real Estate Investment Trusts	0.3
Metals & Mining	0.3
Wireless Telecommunication Services	0.3
Money Market Fund	0.3
Automobile Components	0.2
Energy Equipment & Services	0.2
Industrial Real Estate Investment Trusts	0.2
Health Care Real Estate Investment Trusts	0.2
Household Durables	0.1
Independent Power and Renewable Electricity Producers	0.1
Passenger Airlines	0.1
Gas Utilities	0.1
Office Real Estate Investment Trusts	0.1
Residential Real Estate Investment Trusts	0.1
Personal Care Products	0.1
Hotel & Resort Real Estate Investment Trusts	0.0**
Construction & Engineering	0.0**
Water Utilities	0.0**
Leisure Products	0.0**
Construction Materials	0.0**
Total Investments	100.0%

*	Percentages indicated are based on net assets as of January 31, 2025.
**	Amount rounds to less than 0.1%.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
COMMON STOCKS - 99.7%

AEROSPACE & DEFENSE - 1.6%
Axon Enterprise, Inc.(a)	649	$423,265
Boeing Co. (The)(a)	2,752	485,783
General Dynamics Corp.	616	158,300
General Electric Co.	5,366	1,092,356
Howmet Aerospace, Inc.	1,665	210,756
L3Harris Technologies, Inc.	972	206,074
Lockheed Martin Corp.	849	393,044
Northrop Grumman Corp.	284	138,385
RTX Corp.	6,946	895,687
Textron, Inc.	597	45,676
TransDigm Group, Inc.	98	132,627
		4,181,953
AIR FREIGHT & LOGISTICS - 0.4%
C.H. Robinson Worldwide, Inc.	2,469	245,641
Expeditors International of Washington, Inc.	3,066	348,236
FedEx Corp.	11	2,914
United Parcel Service, Inc., Class B	3,302	377,187
		973,978
AUTOMOBILE COMPONENTS - 0.2%
Aptiv PLC(a)	1,873	116,912
BorgWarner, Inc.	9,332	297,691
		414,603
AUTOMOBILES - 2.4%
Ford Motor Co.	24,591	247,877
General Motors Co.	4,638	229,396
Tesla, Inc.(a)	14,328	5,797,109
		6,274,382
BANKS - 3.6%
Bank of America Corp.	38,335	1,774,910
Citigroup, Inc.	9,308	757,950
Citizens Financial Group, Inc.	1,163	55,324
Fifth Third Bancorp	4,350	192,749
Huntington Bancshares, Inc.	12,350	212,420
JPMorgan Chase & Co.	15,136	4,045,853
KeyCorp	7,900	142,042
Regions Financial Corp.	7,892	194,459
Truist Financial Corp.	7,326	348,864
U.S. Bancorp	7,905	377,701
Wells Fargo & Co.	17,881	1,409,023
		9,511,295
BEVERAGES - 1.3%
Coca-Cola Co. (The)	25,724	1,632,960
Keurig Dr Pepper, Inc.	5,015	160,981
	Shares	Value
Monster Beverage Corp.(a)	6,052	$294,793
PepsiCo, Inc.	8,587	1,293,975
		3,382,709
BIOTECHNOLOGY - 1.1%
Amgen, Inc.	5,609	1,600,920
Gilead Sciences, Inc.	10,159	987,455
Incyte Corp.(a)	3,630	269,201
Moderna, Inc.(a)	1,993	78,564
		2,936,140
BROADLINE RETAIL - 4.4%
Amazon.com, Inc.(a)	48,204	11,457,127
eBay, Inc.	3,111	209,930
		11,667,057
BUILDING PRODUCTS - 0.6%
A.O. Smith Corp.	807	54,311
Allegion PLC	77	10,220
Builders FirstSource, Inc.(a)	87	14,553
Carrier Global Corp.	4,301	281,200
Johnson Controls International PLC	7,275	567,450
Masco Corp.	1,108	87,842
Trane Technologies PLC	1,898	688,500
		1,704,076
CAPITAL MARKETS - 3.1%
Ameriprise Financial, Inc.	197	107,042
Bank of New York Mellon Corp. (The)	5,406	464,538
Blackrock, Inc.	470	505,485
Blackstone, Inc.	3,582	634,408
Cboe Global Markets, Inc.	762	155,699
Charles Schwab Corp. (The)	7,781	643,644
CME Group, Inc.	2,144	507,099
Franklin Resources, Inc.	2,300	51,152
Goldman Sachs Group, Inc. (The)	902	577,641
Intercontinental Exchange, Inc.	3,189	509,698
Invesco Ltd.	2,500	48,075
MarketAxess Holdings, Inc.	1,373	302,925
Moody's Corp.	1,346	672,246
Morgan Stanley	6,722	930,526
MSCI, Inc.	35	20,887
Nasdaq, Inc.	5,973	491,817
Northern Trust Corp.	683	76,694
Raymond James Financial, Inc.	969	163,257
S&P Global, Inc.	2,198	1,146,059
State Street Corp.	1,585	161,068
T. Rowe Price Group, Inc.	803	93,887
		8,263,847
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
CHEMICALS - 1.0%
Air Products and Chemicals, Inc.	751	$251,780
CF Industries Holdings, Inc.	795	73,307
Corteva, Inc.	3,807	248,483
Dow, Inc.	4,069	158,895
DuPont de Nemours, Inc.	2,076	159,437
Ecolab, Inc.	1,525	381,540
FMC Corp.	39	2,175
International Flavors & Fragrances, Inc.	1,328	115,656
Linde PLC	1,920	856,550
LyondellBasell Industries N.V., Class A	1,530	115,821
Mosaic Co. (The)	2,160	60,242
PPG Industries, Inc.	1,165	134,418
Sherwin-Williams Co. (The)	494	176,931
		2,735,235
COMMERCIAL SERVICES & SUPPLIES - 0.7%
Cintas Corp.	1,872	375,467
Copart, Inc.(a)	5,166	299,266
Republic Services, Inc.	1,516	328,775
Rollins, Inc.	2,895	143,303
Veralto Corp.	1,275	131,822
Waste Management, Inc.	2,211	486,995
		1,765,628
COMMUNICATIONS EQUIPMENT - 1.1%
Arista Networks, Inc.(a)	3,284	378,415
Cisco Systems, Inc.	26,917	1,631,170
Juniper Networks, Inc.	9,607	334,900
Motorola Solutions, Inc.	1,454	682,290
		3,026,775
CONSTRUCTION & ENGINEERING - 0.0%
Quanta Services, Inc.	202	62,137

CONSTRUCTION MATERIALS - 0.0%
Vulcan Materials Co.	463	126,931

CONSUMER FINANCE - 0.7%
American Express Co.	2,954	937,747
Capital One Financial Corp.	1,586	323,084
Discover Financial Services	1,074	215,971
Synchrony Financial	7,617	525,421
		2,002,223
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.0%
Costco Wholesale Corp.	2,015	1,974,458
	Shares	Value
Dollar General Corp.	792	$56,280
Dollar Tree, Inc.(a)	572	41,956
Kroger Co. (The)	4,059	250,197
Sysco Corp.	2,990	218,031
Target Corp.	1,972	271,959
Walgreens Boots Alliance, Inc.	11,848	121,797
Walmart, Inc.	24,821	2,436,429
		5,371,107
CONTAINERS & PACKAGING - 0.5%
Amcor PLC	31,380	305,013
Avery Dennison Corp.	1,814	336,914
Ball Corp.	6,520	363,164
International Paper Co.	2,236	124,389
Packaging Corp. of America	110	23,393
Smurfit WestRock PLC	1,601	84,997
		1,237,870
DISTRIBUTORS - 0.3%
Genuine Parts Co.	432	50,220
LKQ Corp.	8,889	332,359
Pool Corp.	935	321,874
		704,453
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
AT&T, Inc.	45,941	1,090,180
Verizon Communications, Inc.	22,561	888,678
		1,978,858
ELECTRIC UTILITIES - 1.7%
Alliant Energy Corp.	2,090	123,059
American Electric Power Co., Inc.	2,934	288,588
Constellation Energy Corp.	1,517	455,070
Duke Energy Corp.	5,496	615,497
Edison International	2,094	113,076
Entergy Corp.	1,528	123,890
Evergy, Inc.	1,721	110,436
Eversource Energy	1,973	113,803
Exelon Corp.	7,191	287,640
FirstEnergy Corp.	4,259	169,508
NextEra Energy, Inc.	10,857	776,927
NRG Energy, Inc.	770	78,879
PG&E Corp.	8,106	126,859
Pinnacle West Capital Corp.	510	44,350
PPL Corp.	7,780	261,408
Southern Co. (The)	7,424	623,245
Xcel Energy, Inc.	3,140	211,008
		4,523,243
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
ELECTRICAL EQUIPMENT - 0.6%
AMETEK, Inc.	952	$175,701
Eaton Corp. PLC	1,608	524,916
Emerson Electric Co.	2,509	326,045
GE Vernova, Inc.	1,499	558,947
Generac Holdings, Inc.(a)	73	10,901
Rockwell Automation, Inc.	15	4,176
		1,600,686
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.6%
Amphenol Corp., Class A	4,515	319,572
Corning, Inc.	5,104	265,816
Keysight Technologies, Inc.(a)	2,476	441,595
TE Connectivity PLC	820	121,335
Teledyne Technologies, Inc.(a)	4	2,045
Trimble, Inc.(a)	6,006	450,210
		1,600,573
ENERGY EQUIPMENT & SERVICES - 0.2%
Baker Hughes Co.	5,217	240,921
Halliburton Co.	4,080	106,161
Schlumberger N.V.	7,767	312,855
		659,937
ENTERTAINMENT - 1.4%
Electronic Arts, Inc.	3,492	429,202
Netflix, Inc.(a)	2,041	1,993,567
Walt Disney Co. (The)	9,379	1,060,390
Warner Bros Discovery, Inc.(a)	13,884	144,949
		3,628,108
FINANCIAL SERVICES - 4.4%
Berkshire Hathaway, Inc., Class B(a)	9,719	4,555,004
Corpay, Inc.(a)	30	11,415
Fidelity National Information Services, Inc.	2,912	237,240
Fiserv, Inc.(a)	3,122	674,477
Global Payments, Inc.	841	94,907
Jack Henry & Associates, Inc.	199	34,644
Mastercard, Inc., Class A	4,704	2,612,743
PayPal Holdings, Inc.(a)	5,053	447,595
Visa, Inc., Class A	8,592	2,936,745
		11,604,770
FOOD PRODUCTS - 0.9%
Archer-Daniels-Midland Co.	2,648	135,657
Bunge Global SA	4,145	315,559
Conagra Brands, Inc.	4,970	128,673
General Mills, Inc.	5,287	317,960
Hershey Co. (The)	499	74,476
	Shares	Value
Hormel Foods Corp.	4,023	$120,609
J M Smucker Co. (The)	570	60,927
Kellanova	2,538	207,431
Kraft Heinz Co. (The)	6,176	184,292
McCormick & Co., Inc.	1,409	108,817
Mondelez International, Inc., Class A	8,434	489,088
The Campbell's Company	2,562	99,329
Tyson Foods, Inc., Class A	1,566	88,463
		2,331,281
GAS UTILITIES - 0.1%
Atmos Energy Corp.	1,280	182,413

GROUND TRANSPORTATION - 0.8%
CSX Corp.	12,654	415,937
J.B. Hunt Transport Services, Inc.	1,973	337,817
Old Dominion Freight Line, Inc.	547	101,529
Uber Technologies, Inc.(a)	10,484	700,855
Union Pacific Corp.	2,863	709,423
		2,265,561
HEALTH CARE EQUIPMENT & SUPPLIES - 3.1%
Abbott Laboratories	11,040	1,412,347
Baxter International, Inc.	3,423	111,453
Becton, Dickinson and Co.	2,134	528,378
Boston Scientific Corp.(a)	11,065	1,132,613
Cooper Cos., Inc. (The)(a)	3,798	366,697
Dexcom, Inc.(a)	2,114	183,559
Edwards Lifesciences Corp.(a)	3,140	227,493
Hologic, Inc.(a)	2,143	154,596
IDEXX Laboratories, Inc.(a)	1,065	449,483
Insulet Corp.(a)	266	74,049
Intuitive Surgical, Inc.(a)	2,559	1,463,441
Medtronic PLC	8,397	762,616
ResMed, Inc.	770	181,859
Solventum Corp.(a)	789	58,433
STERIS PLC	695	153,352
Stryker Corp.	2,163	846,360
Zimmer Holdings, Inc.	1,772	193,999
		8,300,728
HEALTH CARE PROVIDERS & SERVICES - 2.1%
Cardinal Health, Inc.	3,724	460,510
Cencora, Inc.	2,128	540,959
Cigna Group (The)	2,413	709,929
CVS Health Corp.	7,202	406,769
DaVita, Inc.(a)	452	79,642
Elevance Health, Inc.	3,774	1,493,372
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
Henry Schein, Inc.(a)	1,009	$80,720
Humana, Inc.	1,474	432,221
Labcorp Holdings, Inc.	766	191,347
McKesson Corp.	988	587,613
Molina Healthcare, Inc.(a)	1,396	433,332
Quest Diagnostics, Inc.	1,277	208,278
		5,624,692
HEALTH CARE REAL ESTATE INVESTMENT TRUSTS - 0.2%
Welltower, Inc.	3,086	421,177

HOTEL & RESORT REAL ESTATE INVESTMENT TRUSTS - 0.0%
Host Hotels & Resorts, Inc.	6,193	103,485

HOTELS, RESTAURANTS & LEISURE - 1.6%
Airbnb, Inc., Class A(a)	1,944	254,994
Booking Holdings, Inc.	168	795,910
Carnival Corp.(a)	6,190	171,277
Chipotle Mexican Grill, Inc.(a)	6,796	396,547
Domino's Pizza, Inc.	22	9,881
Expedia Group, Inc.(a)	255	43,592
Hilton Worldwide Holdings, Inc.	1,049	268,617
Marriott International, Inc., Class A	1,012	294,077
McDonald's Corp.	3,297	951,844
Norwegian Cruise Line Holdings Ltd.(a)	2,830	80,231
Royal Caribbean Cruises Ltd.	910	242,606
Starbucks Corp.	5,093	548,414
Yum! Brands, Inc.	1,563	203,972
		4,261,962
HOUSEHOLD DURABLES - 0.1%
D.R. Horton, Inc.	1,025	145,448
Garmin Ltd.	735	158,650
Lennar Corp., Class A	131	17,192
Mohawk Industries, Inc.(a)	34	4,158
		325,448
HOUSEHOLD PRODUCTS - 1.3%
Church & Dwight Co., Inc.	2,673	282,055
Clorox Co. (The)	736	116,789
Colgate-Palmolive Co.	5,190	449,973
Kimberly-Clark Corp.	2,402	312,188
Procter & Gamble Co. (The)	14,279	2,370,171
		3,531,176
	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.1%
AES Corp. (The)	5,250	$57,750
Vistra Corp.	1,332	223,816
		281,566
INDUSTRIAL CONGLOMERATES - 0.5%
3M Co.	2,811	427,834
Honeywell International, Inc.	3,543	792,640
		1,220,474
INDUSTRIAL REAL ESTATE INVESTMENT TRUSTS - 0.2%
Prologis, Inc.	4,591	547,477

INSURANCE - 2.5%
Aflac, Inc.	3,137	336,851
Allstate Corp. (The)	1,691	325,230
American International Group, Inc.	3,722	274,163
Aon PLC, Class A	1,078	399,744
Arch Capital Group Ltd.	2,274	211,641
Arthur J. Gallagher & Co.	1,588	479,290
Assurant, Inc.	264	56,810
Brown & Brown, Inc.	1,794	187,760
Chubb Ltd.	2,623	713,141
Cincinnati Financial Corp.	902	123,619
Erie Indemnity Co., Class A	64	25,789
Hartford Financial Services Group, Inc. (The)	3,827	426,902
Loews Corp.	880	75,196
Marsh & McLennan Cos., Inc.	3,456	749,537
MetLife, Inc.	4,149	358,930
Principal Financial Group, Inc.	1,677	138,269
Progressive Corp. (The)	3,605	888,416
Prudential Financial, Inc.	1,562	188,627
Travelers Cos., Inc. (The)	1,367	335,161
W.R. Berkley Corp.	2,158	126,955
Willis Towers Watson PLC	378	124,576
		6,546,607
INTERACTIVE MEDIA & SERVICES - 7.3%
Alphabet, Inc., Class A	30,400	6,202,208
Alphabet, Inc., Class C	26,334	5,414,270
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
Match Group, Inc.	831	$29,667
Meta Platforms, Inc., Class A	11,101	7,650,587
		19,296,732
IT SERVICES - 1.4%
Accenture PLC, Class A	4,014	1,545,189
Akamai Technologies, Inc.(a)	3,725	372,128
Cognizant Technology Solutions Corp., Class A	2,667	220,321
EPAM Systems, Inc.(a)	26	6,603
Gartner, Inc.(a)	21	11,399
GoDaddy, Inc., Class A(a)	313	66,560
International Business Machines Corp.	6,030	1,541,871
		3,764,071
LEISURE PRODUCTS - 0.0%
Hasbro, Inc.	259	14,981

LIFE SCIENCES TOOLS & SERVICES - 1.7%
Agilent Technologies, Inc.	3,659	554,412
Bio-Techne Corp.	2,182	160,486
Danaher Corp.	6,188	1,378,315
IQVIA Holdings, Inc.(a)	1,678	337,882
Mettler-Toledo International, Inc.(a)	585	798,197
Revvity, Inc.	1,738	219,214
Waters Corp.(a)	1,587	659,367
West Pharmaceutical Services, Inc.	933	318,666
		4,426,539
MACHINERY - 1.2%
Caterpillar, Inc.	2,410	895,170
Deere & Co.	661	315,006
Fortive Corp.	2,024	164,612
Illinois Tool Works, Inc.	1,453	376,560
Ingersoll Rand, Inc.	5,070	475,566
Otis Worldwide Corp.	2,409	229,867
PACCAR, Inc.	2,498	276,978
Parker-Hannifin Corp.	156	110,300
Stanley Black & Decker, Inc.	79	6,958
Westinghouse Air Brake Technologies Corp.	666	138,475
Xylem, Inc.	1,037	128,629
		3,118,121
MEDIA - 0.5%
Comcast Corp., Class A	21,354	718,776
Fox Corp., Class A	1,088	55,684
Fox Corp., Class B	3,263	158,582
Interpublic Group of Cos., Inc. (The)	3,627	103,986
News Corp., Class A	2,690	75,643
	Shares	Value
News Corp., Class B	1,680	$53,172
Omnicom Group, Inc.	621	53,896
Paramount Global, Class B	3,380	36,774
		1,256,513
METALS & MINING - 0.3%
Freeport-McMoRan, Inc.	7,958	285,294
Newmont Corp.	5,613	239,787
Nucor Corp.	994	127,660
Steel Dynamics, Inc.	412	52,818
		705,559
MULTI-UTILITIES - 0.8%
Ameren Corp.	1,395	131,409
CenterPoint Energy, Inc.	5,180	168,713
CMS Energy Corp.	2,241	147,906
Consolidated Edison, Inc.	3,297	309,061
Dominion Energy, Inc.	4,568	253,935
DTE Energy Co.	1,123	134,625
NiSource, Inc.	4,370	163,001
Public Service Enterprise Group, Inc.	3,290	274,847
Sempra	3,920	325,085
WEC Energy Group, Inc.	2,365	234,750
		2,143,332
OFFICE REAL ESTATE INVESTMENT TRUSTS - 0.1%
BXP, Inc.	4,570	334,250

OIL, GAS & CONSUMABLE FUELS - 3.0%
APA Corp.	1,420	31,141
Chevron Corp.	9,017	1,345,246
ConocoPhillips	7,205	712,070
Coterra Energy, Inc.	4,790	132,779
Devon Energy Corp.	3,180	108,438
Diamondback Energy, Inc.	374	61,471
EOG Resources, Inc.	2,618	329,318
EQT Corp.	1,813	92,681
Exxon Mobil Corp.	24,275	2,593,298
Hess Corp.	1,299	180,600
Kinder Morgan, Inc.	18,540	509,479
Marathon Petroleum Corp.	1,695	246,979
Occidental Petroleum Corp.	3,985	185,900
ONEOK, Inc.	2,812	273,242
Phillips 66	2,131	251,181
Targa Resources Corp.	864	170,035
Texas Pacific Land Corp.	111	143,986
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
Valero Energy Corp.	1,591	$211,603
Williams Cos., Inc. (The)	7,696	426,589
		8,006,036
PASSENGER AIRLINES - 0.1%
Delta Air Lines, Inc.	2,003	134,742
Southwest Airlines Co.	3,302	101,405
United Airlines Holdings, Inc.(a)	710	75,146
		311,293
PERSONAL CARE PRODUCTS - 0.1%
Estee Lauder Cos., Inc., (The) Class A	621	51,810
Kenvue, Inc.	10,007	213,049
		264,859
PHARMACEUTICALS - 0.4%
Zoetis, Inc.	5,812	993,271

PROFESSIONAL SERVICES - 0.7%
Automatic Data Processing, Inc.	3,097	938,422
Broadridge Financial Solutions, Inc.	1,820	433,560
Equifax, Inc.	46	12,640
Jacobs Solutions, Inc.	560	78,473
Paychex, Inc.	2,190	323,397
Verisk Analytics, Inc.	406	116,701
		1,903,193
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
CBRE Group, Inc., Class A(a)	3,744	541,906
CoStar Group, Inc.(a)	1,886	144,468
		686,374
RESIDENTIAL REAL ESTATE INVESTMENT TRUSTS - 0.1%
Camden Property Trust	275	31,271
Equity Residential	2,389	168,735
Invitation Homes, Inc.	175	5,451
Mid-America Apartment Communities, Inc.	405	61,795
UDR, Inc.	2,330	97,254
		364,506
RETAIL REAL ESTATE INVESTMENT TRUSTS - 0.3%
Federal Realty Investment Trust	135	14,665
Kimco Realty Corp.	5,150	115,617
Realty Income Corp.	3,880	212,003
Regency Centers Corp.	1,945	139,729
Simon Property Group, Inc.	1,289	224,106
		706,120
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.3%
Advanced Micro Devices, Inc.(a)	10,836	1,256,434
	Shares	Value
Analog Devices, Inc.	631	$133,703
Applied Materials, Inc.	5,813	1,048,374
Broadcom, Inc.	23,171	5,127,047
Enphase Energy, Inc.(a)	358	22,296
First Solar, Inc.(a)	279	46,738
Intel Corp.	35,970	698,897
Lam Research Corp.	10,594	858,644
Microchip Technology, Inc.	490	26,607
Micron Technology, Inc.	5,144	469,339
NVIDIA Corp.	130,308	15,646,082
NXP Semiconductors N.V.	2,602	542,647
ON Semiconductor Corp.(a)	912	47,734
QUALCOMM, Inc.	4,523	782,162
Texas Instruments, Inc.	4,290	791,977
		27,498,681
SOFTWARE - 10.7%
Adobe, Inc.(a)	2,925	1,279,541
ANSYS, Inc.(a)	1,255	439,878
Autodesk, Inc.(a)	2,006	624,548
Cadence Design Systems, Inc.(a)	2,376	707,145
Crowdstrike Holdings, Inc., Class A(a)	1,078	429,120
Fair Isaac Corp.(a)	6	11,241
Fortinet, Inc.(a)	3,098	312,526
Gen Digital, Inc.	4,396	118,296
Intuit, Inc.	1,912	1,150,087
Microsoft Corp.	38,254	15,877,705
Oracle Corp.	8,202	1,394,832
Palantir Technologies, Inc., Class A(a)	7,677	633,276
Palo Alto Networks, Inc.(a)	4,919	907,162
Salesforce, Inc.	5,743	1,962,383
ServiceNow, Inc.(a)	1,305	1,328,986
Synopsys, Inc.(a)	1,327	697,312
Workday, Inc., Class A(a)	2,113	553,733
		28,427,771
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 1.2%
American Tower Corp.	3,938	728,333
Crown Castle, Inc.	5,361	478,630
Digital Realty Trust, Inc.	3,236	530,251
Equinix, Inc.	803	733,669
Extra Space Storage, Inc.	971	149,534
Iron Mountain, Inc.	1,456	147,886
Millrose Properties, Inc.(a)(b)	65	719
SBA Communications Corp.	1,835	362,523
Weyerhaeuser Co.	5,852	179,188
		3,310,733
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
SPECIALTY RETAIL - 2.2%
Best Buy Co., Inc.	4,128	$354,430
CarMax, Inc.(a)	3,944	337,764
Home Depot, Inc. (The)	5,797	2,388,248
Lowe’s Cos., Inc.	3,942	1,025,078
Ross Stores, Inc.	1,023	154,023
TJX Cos., Inc. (The)	6,350	792,416
Tractor Supply Co.	7,745	421,018
Ulta Beauty, Inc.(a)	899	370,523
		5,843,500
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 7.7%
Apple, Inc.	78,281	18,474,316
Hewlett Packard Enterprise Co.	23,010	487,582
HP, Inc.	13,339	433,517
NetApp, Inc.	3,370	411,477
Seagate Technology Holdings PLC	3,664	353,063
Super Micro Computer, Inc.(a)	1,890	53,903
Western Digital Corp.(a)	6,166	401,592
		20,615,450
TEXTILES, APPAREL & LUXURY GOODS - 0.4%
Deckers Outdoor Corp.(a)	2,084	369,618
NIKE, Inc., Class B	5,426	417,259
Ralph Lauren Corp.	28	6,992
Tapestry, Inc.	5,385	392,782
		1,186,651
TRADING COMPANIES & DISTRIBUTORS - 0.5%
Fastenal Co.	3,416	250,188
United Rentals, Inc.	694	526,093
W.W. Grainger, Inc.	470	499,455
		1,275,736
WATER UTILITIES - 0.0%
American Water Works Co., Inc.	1,074	133,863

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 0.3%
T-Mobile U.S., Inc.	3,364	$783,711

TOTAL COMMON STOCKS (COST $187,673,557)		265,254,467
RIGHTS - 0.0%

HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%
Contra Abiomed, Inc. (Contingent Value Rights)(a)(b)	373	— (c)

TOTAL RIGHTS (COST $—)		—
MONEY MARKET FUND - 0.3%
Northern Institutional Treasury Portfolio (Premier Class), 4.21%(d)	709,713	709,713
TOTAL MONEY MARKET FUND (COST $709,713)		709,713

TOTAL INVESTMENTS (COST $188,383,270) - 100.0%		265,964,180

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%		(3,415)
NET ASSETS - 100.0%		$265,960,765

(a)	Represents non-income producing security.
(b)	Security is a Level 3 investment.
(c)	Amounts designated as "-" have been rounded to $0.
(d)	7-day current yield as of January 31, 2025 is disclosed.

MSCI — Morgan Stanley Capital International
N.V. — Naamloze Vennootschap
PLC — Public Limited Company
S&P — Standard & Poor's
SA — Societe Anonyme
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

The table below sets forth the diversification of the Steward Values Enhanced Small-Mid Cap Fund investments by Industry.

Industry Diversification	Percent*
Banks	7.6%
Specialty Retail	4.7
Machinery	4.6
Software	4.3
Insurance	3.8
Capital Markets	3.5
Oil, Gas & Consumable Fuels	3.3
Electronic Equipment, Instruments & Components	3.2
Building Products	2.8
Health Care Equipment & Supplies	2.8
Biotechnology	2.4
Semiconductors & Semiconductor Equipment	2.4
Household Durables	2.3
Financial Services	2.2
Professional Services	2.2
Commercial Services & Supplies	2.1
Construction & Engineering	2.1
Health Care Providers & Services	1.9
Hotels, Restaurants & Leisure	1.9
Life Sciences Tools & Services	1.8
Metals & Mining	1.8
Chemicals	1.8
Ground Transportation	1.6
Diversified Consumer Services	1.6
Trading Companies & Distributors	1.6
Textiles, Apparel & Luxury Goods	1.6
Consumer Staples Distribution & Retail	1.5
Aerospace & Defense	1.4
Containers & Packaging	1.4
Retail Real Estate Investment Trusts	1.3
Electrical Equipment	1.3
Food Products	1.2
Specialized Real Estate Investment Trusts	1.1
Energy Equipment & Services	1.1
Automobile Components	0.9
Electric Utilities	0.9
Gas Utilities	0.9
Industry Diversification	Percent*
Consumer Finance	0.8%
Office Real Estate Investment Trusts	0.8
Industrial Real Estate Investment Trusts	0.8
Residential Real Estate Investment Trusts	0.8
Communications Equipment	0.7
Media	0.7
Pharmaceuticals	0.7
Real Estate Management & Development	0.6
Leisure Products	0.6
Mortgage Real Estate Investment Trusts	0.6
Personal Care Products	0.6
Diversified Real Estate Investment Trusts	0.5
Diversified Telecommunication Services	0.5
Health Care Real Estate Investment Trusts	0.5
Technology Hardware, Storage & Peripherals	0.5
IT Services	0.5
Broadline Retail	0.4
Passenger Airlines	0.4
Water Utilities	0.4
Interactive Media & Services	0.4
Entertainment	0.4
Hotel & Resort Real Estate Investment Trusts	0.3
Automobiles	0.3
Health Care Technology	0.3
Beverages	0.3
Construction Materials	0.3
Marine Transportation	0.3
Multi-Utilities	0.2
Paper & Forest Products	0.2
Air Freight & Logistics	0.2
Money Market Fund	0.2
Independent Power and Renewable Electricity Producers	0.1
Wireless Telecommunication Services	0.1
Household Products	0.1
Total Investments	100.0%

*	Percentages indicated are based on net assets as of January 31, 2025.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
COMMON STOCKS - 99.8%

AEROSPACE & DEFENSE - 1.4%
AAR Corp.(a)	1,599	$108,348
AeroVironment, Inc.(a)	1,625	292,744
BWX Technologies, Inc.	5,065	571,990
Curtiss-Wright Corp.	1,867	647,737
Hexcel Corp.	3,894	253,889
Mercury Systems, Inc.(a)	2,568	107,060
Moog, Inc., Class A	1,554	282,300
National Presto Industries, Inc.	48	4,616
Triumph Group, Inc.(a)	3,570	66,902
Woodward, Inc.	3,198	592,429
		2,928,015
AIR FREIGHT & LOGISTICS - 0.2%
Forward Air Corp.(a)	1,308	42,183
GXO Logistics, Inc.(a)	5,534	251,520
Hub Group, Inc., Class A	2,982	133,027
		426,730
AUTOMOBILE COMPONENTS - 0.9%
Adient PLC(a)	4,386	76,448
American Axle & Manufacturing Holdings, Inc.(a)	6,850	35,826
Autoliv, Inc.	3,735	361,025
Dana, Inc.	7,151	113,987
Dorman Products, Inc.(a)	1,363	178,935
Fox Factory Holding Corp.(a)	1,440	39,341
Gentex Corp.	11,098	287,660
Gentherm, Inc.(a)	1,290	49,213
Goodyear Tire & Rubber Co. (The)(a)	13,896	123,258
LCI Industries	1,249	130,883
Lear Corp.	1,528	143,770
Patrick Industries, Inc.	1,743	169,315
Phinia, Inc.	2,037	103,663
Standard Motor Products, Inc.	862	26,739
Visteon Corp.(a)	1,208	101,544
XPEL, Inc.(a)	665	27,883
		1,969,490
AUTOMOBILES - 0.3%
Harley-Davidson, Inc.	13,382	362,117
Thor Industries, Inc.	2,720	279,725
Winnebago Industries, Inc.	841	40,200
		682,042
BANKS - 7.6%
Ameris Bancorp	3,025	198,591
Associated Banc-Corp	7,939	199,586
Atlantic Union Bankshares Corp.	1,684	63,605
Axos Financial, Inc.(a)	2,598	181,678
	Shares	Value
Banc of California, Inc.	7,435	$119,109
BancFirst Corp.	978	116,460
Bancorp, Inc. (The)(a)	2,490	152,039
Bank of Hawaii Corp.	1,927	143,581
Bank OZK	4,739	240,694
BankUnited, Inc.	3,511	144,337
Banner Corp.	1,024	72,366
Berkshire Hills Bancorp, Inc.	2,660	78,231
Brookline Bancorp, Inc.	6,100	74,603
Cadence Bank	9,327	328,310
Capitol Federal Financial, Inc.	6,050	35,998
Cathay General Bancorp	2,917	138,528
Central Pacific Financial Corp.	1,180	35,270
Columbia Banking System, Inc.	11,152	311,141
Comerica, Inc.	6,457	434,685
Commerce Bancshares, Inc.	5,671	378,823
Community Financial System, Inc.	2,134	139,841
Cullen/Frost Bankers, Inc.	2,665	371,501
Customers Bancorp, Inc.(a)	1,293	73,675
CVB Financial Corp.	6,829	142,316
Dime Community Bancshares, Inc., Class B	2,282	71,267
Eagle Bancorp, Inc.	1,440	37,742
East West Bancorp, Inc.	7,784	801,518
F.N.B. Corp.	20,435	320,625
FB Financial Corp.	1,861	98,279
First Bancorp	1,870	82,523
First BanCorp (New York Exchange)	8,874	184,224
First Commonwealth Financial Corp.	4,960	82,733
First Financial Bancorp	4,760	133,375
First Financial Bankshares, Inc.	6,259	233,210
First Hawaiian, Inc.	6,020	166,272
First Horizon Corp.	26,847	587,681
Flagstar Financial, Inc.	12,450	147,284
Fulton Financial Corp.	9,939	202,159
Glacier Bancorp, Inc.	5,236	260,072
Hancock Whitney Corp.	3,656	218,409
Hanmi Financial Corp.	1,901	45,662
Heritage Financial Corp.	1,430	36,751
Hilltop Holdings, Inc.	3,183	96,063
Home Bancshares, Inc.	9,688	292,481
Hope Bancorp, Inc.	8,372	97,618
Independent Bank Corp.	1,564	105,038
International Bancshares Corp.	2,304	151,811
Lakeland Financial Corp.	919	62,529
National Bank Holdings Corp., Class A	1,800	77,634
NBT Bancorp, Inc.	2,040	97,165
Northwest Bancshares, Inc.	4,090	54,029
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
OFG Bancorp	2,491	$106,391
Old National Bancorp	16,416	391,522
Pacific Premier Bancorp, Inc.	4,668	120,901
Pathward Financial, Inc.	1,122	89,457
Pinnacle Financial Partners, Inc.	4,813	600,518
Preferred Bank	707	64,592
Prosperity Bancshares, Inc.	5,175	414,000
Provident Financial Services, Inc.	3,730	69,266
Renasant Corp.	2,934	114,074
S&T Bancorp, Inc.	1,690	66,654
Seacoast Banking Corp. of Florida	3,510	99,860
ServisFirst Bancshares, Inc.	2,639	239,278
Simmons First National Corp., Class A	5,852	132,957
Southside Bancshares, Inc.	1,286	40,419
SouthState Corp.	5,752	607,354
Stellar Bancorp, Inc.	3,104	88,154
Synovus Financial Corp.	6,547	369,382
Texas Capital Bancshares, Inc.(a)	2,189	172,822
Tompkins Financial Corp.	60	4,204
Triumph Financial, Inc.(a)	1,246	96,017
TrustCo Bank Corp. NY	800	25,728
Trustmark Corp.	3,420	128,250
UMB Financial Corp.	2,855	336,605
United Bankshares, Inc.	6,379	245,592
United Community Banks, Inc.	5,632	186,813
Valley National Bancorp	22,624	232,575
Veritex Holdings, Inc.	2,803	75,120
WaFd, Inc.	3,255	96,608
Webster Financial Corp.	7,649	460,776
Westamerica BanCorp	690	35,714
Western Alliance Bancorp	3,958	347,789
Wintrust Financial Corp.	4,428	579,227
WSFS Financial Corp.	2,639	147,784
Zions Bancorp	6,475	374,643
		16,080,168
BEVERAGES - 0.3%
Celsius Holdings, Inc.(a)	7,482	186,900
Coca-Cola Consolidated, Inc.	214	292,671
National Beverage Corp.	1,346	56,599
		536,170
BIOTECHNOLOGY - 2.4%
Alkermes PLC(a)	6,928	218,440
Arcus Biosciences, Inc.(a)	3,030	39,087
Arrowhead Pharmaceuticals, Inc.(a)	5,688	113,077
BioMarin Pharmaceutical, Inc.(a)	10,392	658,437
Catalyst Pharmaceuticals, Inc.(a)	5,390	121,598
Cytokinetics, Inc.(a)	6,089	301,162
	Shares	Value
Dynavax Technologies Corp.(a)	6,528	$85,190
Exelixis, Inc.(a)	14,784	490,090
Ironwood Pharmaceuticals, Inc.(a)	7,030	16,450
Krystal Biotech, Inc.(a)	1,559	249,035
Myriad Genetics, Inc.(a)	4,317	54,696
Neurocrine Biosciences, Inc.(a)	5,879	892,550
Protagonist Therapeutics, Inc.(a)	2,605	98,469
Roivant Sciences Ltd.(a)	16,728	186,183
Sarepta Therapeutics, Inc.(a)	5,254	597,485
United Therapeutics Corp.(a)	2,366	830,868
Vericel Corp.(a)	2,286	133,823
Vir Biotechnology, Inc.(a)	4,180	43,472
Xencor, Inc.(a)	3,272	59,812
		5,189,924
BROADLINE RETAIL - 0.4%
Kohl's Corp.	5,090	67,239
Macy's, Inc.	13,125	204,488
Nordstrom, Inc.	5,322	128,792
Ollie's Bargain Outlet Holdings, Inc.(a)	3,221	359,174
		759,693
BUILDING PRODUCTS - 2.8%
AAON, Inc.	3,505	407,912
Advanced Drainage Systems, Inc.	3,762	454,863
American Woodmark Corp.(a)	538	41,889
Apogee Enterprises, Inc.	1,081	55,153
Armstrong World Industries, Inc.	2,297	346,870
AZZ, Inc.	1,273	109,211
Carlisle Cos., Inc.	1,248	486,046
CSW Industrials, Inc.	828	273,083
Fortune Brands Innovations, Inc.	5,917	424,071
Gibraltar Industries, Inc.(a)	1,330	81,622
Griffon Corp.	1,932	146,388
Hayward Holdings, Inc.(a)	6,637	99,953
Insteel Industries, Inc.	960	27,542
Masterbrand, Inc.(a)	4,058	70,284
Owens Corning	4,376	807,591
Quanex Building Products Corp.	2,025	42,525
Resideo Technologies, Inc.(a)	19,594	441,257
Simpson Manufacturing Co., Inc.	2,447	411,096
Trex Co., Inc.(a)	4,986	363,130
UFP Industries, Inc.	3,160	365,454
Zurn Elkay Water Solutions Corp., Class C	13,541	534,057
		5,989,997
CAPITAL MARKETS - 3.5%
Acadian Asset Management, Inc.	2,520	62,798
Affiliated Managers Group, Inc.	1,015	190,759
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Artisan Partners Asset Management, Inc., Class A	2,578	$115,211
BGC Group, Inc., Class A	11,665	111,284
Cohen & Steers, Inc.	1,440	127,627
Donnelley Financial Solutions, Inc.(a)	1,317	87,409
Evercore, Inc., Class A	2,114	615,745
Federated Hermes, Inc.	4,292	170,693
Hamilton Lane, Inc., Class A	1,864	296,711
Houlihan Lokey, Inc.	3,462	629,115
Interactive Brokers Group, Inc., Class A	6,129	1,332,690
Janus Henderson Group PLC	11,290	507,260
Jefferies Financial Group, Inc.	8,667	666,406
Morningstar, Inc.	1,137	373,664
Piper Sandler Cos.	941	298,429
PJT Partners, Inc., Class A	1,448	238,876
SEI Investments Co.	5,255	454,978
StepStone Group, Inc., Class A	2,111	135,273
Stifel Financial Corp.	5,538	641,577
StoneX Group, Inc.(a)	1,530	167,565
Virtu Financial, Inc., Class A	2,849	114,131
WisdomTree, Inc.	6,910	67,649
		7,405,850
CHEMICALS - 1.8%
AdvanSix, Inc.	1,540	48,171
Arcadium Lithium PLC(a)	34,213	196,383
Ashland, Inc.	2,461	156,249
Avient Corp.	4,516	193,736
Axalta Coating Systems Ltd.(a)	8,594	308,868
Balchem Corp.	1,610	257,536
Cabot Corp.	2,990	258,545
Chemours Co. (The)	7,093	134,696
H.B. Fuller Co.	2,488	157,067
Hawkins, Inc.	1,141	121,984
Ingevity Corp.(a)	1,450	65,758
Innospec, Inc.	1,390	157,557
Koppers Holdings, Inc.	653	19,433
Minerals Technologies, Inc.	1,404	107,673
Olin Corp.	5,503	161,183
RPM International, Inc.	7,008	887,213
Scotts Miracle-Gro Co. (The)	2,114	150,009
Sensient Technologies Corp.	1,950	147,245
Stepan Co.	746	47,289
Westlake Corp.	2,064	235,853
		3,812,448
COMMERCIAL SERVICES & SUPPLIES - 2.1%
ABM Industries, Inc.	3,050	162,748
	Shares	Value
Brady Corp., Class A	2,095	$156,057
Brink's Co. (The)	2,476	231,085
Clean Harbors, Inc.(a)	2,787	649,371
Corecivic, Inc.(a)	5,864	119,977
Deluxe Corp.	2,730	63,309
Enviri Corp.(a)	5,250	50,295
Geo Group, Inc. (The)(a)	6,388	201,286
Healthcare Services Group, Inc.(a)	4,472	49,594
HNI Corp.	6,826	340,276
Interface, Inc.	3,860	95,574
Liquidity Services, Inc.(a)	1,830	63,409
Matthews International Corp., Class A	1,816	50,830
MillerKnoll, Inc.	3,446	77,328
MSA Safety, Inc.	1,657	272,958
OPENLANE, Inc.(a)	5,891	119,646
Pitney Bowes, Inc.	11,310	100,772
Pursuit Attractions and Hospitality, Inc.(a)	1,079	42,621
RB Global, Inc.	9,819	878,604
Tetra Tech, Inc.	15,895	584,936
Vestis Corp.	6,657	93,065
		4,403,741
COMMUNICATIONS EQUIPMENT - 0.7%
Calix, Inc.(a)	2,883	114,397
Ciena Corp.(a)	6,801	592,639
Digi International, Inc.(a)	2,020	63,125
Extreme Networks, Inc.(a)	6,896	109,026
Harmonic, Inc.(a)	5,853	66,022
Lumentum Holdings, Inc.(a)	3,251	276,530
NetScout Systems, Inc.(a)	3,590	85,586
Viasat, Inc.(a)	3,400	32,708
Viavi Solutions, Inc.(a)	14,010	168,680
		1,508,713
CONSTRUCTION & ENGINEERING - 2.1%
AECOM	7,200	759,168
Arcosa, Inc.	2,319	234,915
Comfort Systems USA, Inc.	2,086	911,061
Dycom Industries, Inc.(a)	1,702	321,950
EMCOR Group, Inc.	2,382	1,067,279
Fluor Corp.(a)	7,771	374,640
Granite Construction, Inc.	2,021	178,131
MasTec, Inc.(a)	3,292	477,636
MYR Group, Inc.(a)	764	108,159
Valmont Industries, Inc.	314	104,173
		4,537,112
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
CONSTRUCTION MATERIALS - 0.3%
Eagle Materials, Inc.	1,515	$388,961
Knife River Corp.(a)	2,630	272,416
		661,377
CONSUMER FINANCE - 0.8%
Ally Financial, Inc.	13,317	518,964
Bread Financial Holdings, Inc.	2,270	143,759
Encore Capital Group, Inc.(a)	980	48,510
Enova International, Inc.(a)	1,532	172,074
EZCORP, Inc., Class A(a)	3,780	45,398
FirstCash Holdings, Inc.	2,287	249,626
Green Dot Corp., Class A(a)	3,060	27,142
Navient Corp.	5,335	72,929
PRA Group, Inc.(a)	1,930	42,672
PROG Holdings, Inc.	1,938	82,850
SLM Corp.	11,586	323,365
		1,727,289
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.5%
Andersons, Inc. (The)	1,604	65,363
BJ's Wholesale Club Holdings, Inc.(a)	7,168	709,990
Chefs' Warehouse, Inc. (The)(a)	1,953	105,189
Grocery Outlet Holding Corp.(a)	5,084	82,310
PriceSmart, Inc.	1,287	117,078
SpartanNash Co.	2,424	44,190
Sprouts Farmers Market, Inc.(a)	5,474	866,753
United Natural Foods, Inc.(a)	3,380	100,521
US Foods Holding Corp.(a)	16,244	1,152,187
		3,243,581
CONTAINERS & PACKAGING - 1.4%
AptarGroup, Inc.	2,945	462,807
Berry Global Group, Inc.	5,046	342,724
Crown Holdings, Inc.	8,776	771,059
Graphic Packaging Holding Co.	12,278	336,786
Greif, Inc., Class A	1,144	70,036
O-I Glass, Inc.(a)	8,295	99,042
Sealed Air Corp.	15,176	528,580
Silgan Holdings, Inc.	4,150	228,333
Sonoco Products Co.	4,491	213,951
		3,053,318
DIVERSIFIED CONSUMER SERVICES - 1.6%
Adtalem Global Education, Inc.(a)	1,957	209,653
Duolingo, Inc.(a)	2,204	802,234
Frontdoor, Inc.(a)	8,735	523,052
	Shares	Value
Grand Canyon Education, Inc.(a)	1,776	$311,937
H&R Block, Inc.	7,149	395,411
Mister Car Wash, Inc.(a)	6,790	54,456
Perdoceo Education Corp.	3,665	105,479
Service Corp. International	7,737	604,414
Strategic Education, Inc.	1,243	122,100
Stride, Inc.(a)	2,195	296,105
		3,424,841
DIVERSIFIED REAL ESTATE INVESTMENT TRUSTS - 0.5%
Alexander & Baldwin, Inc.	4,923	87,876
American Assets Trust, Inc.	3,540	85,951
Armada Hoffler Properties, Inc.	4,940	48,313
Essential Properties Realty Trust, Inc.	7,880	252,948
Global Net Lease, Inc.	5,720	41,127
WP Carey, Inc.	10,996	614,786
		1,131,001
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
Cogent Communications Holdings, Inc.	2,348	176,898
Frontier Communications Parent, Inc.(a)	10,886	389,283
Iridium Communications, Inc.	5,940	170,775
Lumen Technologies, Inc.(a)	41,956	207,263
Shenandoah Telecommunications Co.	2,630	28,404
		972,623
ELECTRIC UTILITIES - 0.9%
ALLETE, Inc.	2,558	167,856
IDACORP, Inc.	4,442	488,353
MGE Energy, Inc.	2,181	195,963
OGE Energy Corp.	11,289	476,734
Otter Tail Corp.	2,248	173,186
Portland General Electric Co.	5,100	209,814
TXNM Energy, Inc.	4,370	211,290
		1,923,196
ELECTRICAL EQUIPMENT - 1.3%
Acuity Brands, Inc.	1,225	407,178
EnerSys	2,043	198,314
NEXTracker, Inc., Class A(a)	5,711	287,948
nVent Electric PLC	7,714	502,104
Powell Industries, Inc.	704	168,805
Regal Rexnord Corp.	3,331	528,730
Sensata Technologies Holding PLC	15,173	412,099
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Sunrun, Inc.(a)	10,629	$96,192
Vicor Corp.(a)	963	49,248
		2,650,618
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.2%
Advanced Energy Industries, Inc.	1,331	153,172
Arlo Technologies, Inc.(a)	4,756	55,693
Arrow Electronics, Inc.(a)	2,325	270,979
Avnet, Inc.	9,212	475,892
Badger Meter, Inc.	2,433	520,443
Belden, Inc.	1,939	225,835
Benchmark Electronics, Inc.	7,316	312,101
Cognex Corp.	7,872	314,093
Coherent Corp.(a)	7,183	649,990
CTS Corp.	1,540	78,679
ePlus, Inc.(a)	1,176	93,962
Fabrinet(a)	2,111	456,419
Insight Enterprises, Inc.(a)	1,250	215,937
IPG Photonics Corp.(a)	952	69,810
Itron, Inc.(a)	4,313	463,044
Knowles Corp.(a)	5,710	108,090
Novanta, Inc.(a)	3,177	475,470
OSI Systems, Inc.(a)	613	120,418
PC Connection, Inc.	454	33,696
Plexus Corp.(a)	1,424	201,795
Sanmina Corp.(a)	2,452	205,306
ScanSource, Inc.(a)	1,287	53,861
TD SYNNEX Corp.	4,301	612,935
TTM Technologies, Inc.(a)	5,989	147,270
Vishay Intertechnology, Inc.	6,180	104,627
Vontier Corp.	7,269	280,220
		6,699,737
ENERGY EQUIPMENT & SERVICES - 1.1%
Archrock, Inc.	6,683	187,725
Bristow Group, Inc.(a)	1,036	34,571
Cactus, Inc., Class A	3,350	200,028
ChampionX Corp.	9,061	259,507
Core Laboratories, Inc.	2,630	44,631
Helix Energy Solutions Group, Inc.(a)	6,820	54,696
Helmerich & Payne, Inc.	4,210	132,994
Innovex International, Inc.(a)	1,791	27,904
Liberty Energy, Inc.	5,634	103,159
Nabors Industries Ltd.(a)	610	34,904
NOV, Inc.	18,964	274,030
Oceaneering International, Inc.(a)	4,963	123,331
	Shares	Value
Patterson-UTI Energy, Inc.	15,877	$128,127
ProPetro Holding Corp.(a)	6,670	59,230
RPC, Inc.	5,720	35,064
Tidewater, Inc.(a)	2,880	158,717
Valaris Ltd.(a)	3,441	164,962
Weatherford International PLC	4,319	271,881
		2,295,461
ENTERTAINMENT - 0.4%
Cinemark Holdings, Inc.(a)	5,505	157,608
TKO Group Holdings, Inc.(a)	3,271	507,692
Warner Music Group Corp., Class A	5,110	162,498
		827,798
FINANCIAL SERVICES - 2.2%
Equitable Holdings, Inc.	13,609	740,602
Essent Group Ltd.	4,932	287,289
Euronet Worldwide, Inc.(a)	2,495	245,758
EVERTEC, Inc.	3,328	108,060
HA Sustainable Infrastructure Capital, Inc.	13,827	387,294
Jackson Financial, Inc., Class A	3,710	349,630
MGIC Investment Corp.	13,981	357,075
Mr. Cooper Group, Inc.(a)	3,752	389,495
NCR Atleos Corp.(a)	3,331	106,126
NMI Holdings, Inc.(a)	4,217	162,861
Payoneer Global, Inc.(a)	11,244	119,186
Radian Group, Inc.	5,324	181,122
Shift4 Payments, Inc., Class A(a)	2,577	308,853
Voya Financial, Inc.	4,730	335,783
Walker & Dunlop, Inc.	2,111	202,804
Western Union Co. (The)	17,868	184,398
WEX, Inc.(a)	1,605	295,143
		4,761,479
FOOD PRODUCTS - 1.2%
B&G Foods, Inc.	4,180	27,086
Cal-Maine Foods, Inc.	2,036	219,684
Darling Ingredients, Inc.(a)	7,477	280,089
Flowers Foods, Inc.	10,684	208,872
Fresh Del Monte Produce, Inc.	2,440	74,396
Hain Celestial Group, Inc. (The)(a)	4,952	25,057
Ingredion, Inc.	4,101	559,541
J & J Snack Foods Corp.	812	111,431
John B. Sanfilippo & Son, Inc.	427	30,889
Lancaster Colony Corp.	461	77,789
Pilgrim's Pride Corp.(a)	2,602	121,097
Post Holdings, Inc.(a)	3,321	352,557
Simply Good Foods Co. (The)(a)	4,622	175,636
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Tootsie Roll Industries, Inc.	1,585	$49,230
TreeHouse Foods, Inc.(a)	2,648	91,409
WK Kellogg Co.	3,278	54,382
		2,459,145
GAS UTILITIES - 0.9%
Chesapeake Utilities Corp.	1,455	177,874
MDU Resources Group, Inc.	10,521	187,484
National Fuel Gas Co.	4,106	287,543
New Jersey Resources Corp.	4,887	234,332
Northwest Natural Holding Co.	1,790	71,457
ONE Gas, Inc.	2,678	189,174
Southwest Gas Holdings, Inc.	3,324	248,236
Spire, Inc.	2,438	173,000
UGI Corp.	10,407	319,807
		1,888,907
GROUND TRANSPORTATION - 1.6%
ArcBest Corp.	3,403	325,361
Avis Budget Group, Inc.(a)	774	69,428
Heartland Express, Inc.	2,983	34,125
Hertz Global Holdings, Inc.(a)	7,458	30,802
Knight-Swift Transportation Holdings, Inc.	7,539	430,401
Landstar System, Inc.	1,048	172,564
Marten Transport Ltd.	4,069	62,663
RXO, Inc.(a)	5,900	151,335
Ryder System, Inc.	3,386	539,762
Saia, Inc.(a)	1,181	567,010
Werner Enterprises, Inc.	3,400	122,740
XPO, Inc.(a)	6,270	838,111
		3,344,302
HEALTH CARE EQUIPMENT & SUPPLIES - 2.8%
Artivion, Inc.(a)	2,273	70,372
Avanos Medical, Inc.(a)	2,830	48,733
CONMED Corp.	1,366	98,052
DENTSPLY SIRONA, Inc.	8,153	161,103
Embecta Corp.	3,072	55,081
Enovis Corp.(a)	2,539	119,282
Envista Holdings Corp.(a)	8,891	182,443
Glaukos Corp.(a)	2,864	448,044
Globus Medical, Inc., Class A(a)	5,872	544,452
Haemonetics Corp.(a)	5,084	351,050
ICU Medical, Inc.(a)	1,159	190,493
Inari Medical, Inc.(a)	2,514	200,290
Inspire Medical Systems, Inc.(a)	1,633	315,986
Integer Holdings Corp.(a)	2,072	294,680
Integra LifeSciences Holdings Corp.(a)	3,797	99,102
	Shares	Value
Lantheus Holdings, Inc.(a)	3,797	$351,261
LeMaitre Vascular, Inc.	1,170	113,408
LivaNova PLC(a)	2,579	128,821
Masimo Corp.(a)	2,306	401,774
Merit Medical Systems, Inc.(a)	3,279	357,018
Neogen Corp.(a)	10,598	121,453
Omnicell, Inc.(a)	2,161	97,223
Penumbra, Inc.(a)	1,844	492,293
QuidelOrtho Corp.(a)	2,248	97,698
STAAR Surgical Co.(a)	9,876	238,900
Tandem Diabetes Care, Inc.(a)	3,127	115,887
TransMedics Group, Inc.(a)	1,798	121,455
UFP Technologies, Inc.(a)	431	118,378
		5,934,732
HEALTH CARE PROVIDERS & SERVICES - 1.9%
Acadia Healthcare Co., Inc.(a)	4,958	223,655
AdaptHealth Corp.(a)	4,790	51,828
Addus HomeCare Corp.(a)	1,236	154,698
Amedisys, Inc.(a)	1,887	174,547
AMN Healthcare Services, Inc.(a)	1,763	48,518
Astrana Health, Inc.(a)	2,138	78,828
Chemed Corp.	20	11,240
Concentra Group Holdings Parent, Inc.	4,802	111,935
CorVel Corp.(a)	982	113,765
Encompass Health Corp.	5,592	555,118
Ensign Group, Inc. (The)	3,858	538,808
Fulgent Genetics, Inc.(a)	1,320	21,965
HealthEquity, Inc.(a)	4,665	515,109
Hims & Hers Health, Inc.(a)	365	13,607
National HealthCare Corp.	887	91,068
NeoGenomics, Inc.(a)	6,252	89,404
Option Care Health, Inc.(a)	8,738	270,179
Owens & Minor, Inc.(a)	4,621	65,803
Patterson Cos., Inc.	4,591	142,091
Premier, Inc., Class A	2,936	66,530
Privia Health Group, Inc.(a)	4,927	112,582
Progyny, Inc.(a)	4,166	96,526
RadNet, Inc.(a)	3,438	225,086
Select Medical Holdings Corp.	5,951	117,056
U.S. Physical Therapy, Inc.	798	70,791
		3,960,737
HEALTH CARE REAL ESTATE INVESTMENT TRUSTS - 0.5%
CareTrust REIT, Inc.	5,808	153,912
Healthcare Realty Trust, Inc.	9,216	154,368
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
LTC Properties, Inc.	2,388	$82,147
Omega Healthcare Investors, Inc.	11,613	430,378
Sabra Health Care REIT, Inc.	12,749	213,036
		1,033,841
HEALTH CARE TECHNOLOGY - 0.3%
Certara, Inc.(a)	5,476	77,923
Doximity, Inc., Class A(a)	5,763	340,593
HealthStream, Inc.	1,710	55,832
Schrodinger, Inc.(a)	2,787	69,884
Simulations Plus, Inc.	1,100	37,752
		581,984
HOTEL & RESORT REAL ESTATE INVESTMENT TRUSTS - 0.3%
Apple Hospitality REIT, Inc.	3,788	58,487
DiamondRock Hospitality Co.	13,625	119,627
Park Hotels & Resorts, Inc.	11,563	155,985
Pebblebrook Hotel Trust	7,421	97,438
Summit Hotel Properties, Inc.	8,030	53,881
Sunstone Hotel Investors, Inc.	10,730	121,571
Xenia Hotels & Resorts, Inc.	6,067	90,762
		697,751
HOTELS, RESTAURANTS & LEISURE - 1.9%
Aramark	13,315	518,087
Choice Hotels International, Inc.	1,712	252,229
Hilton Grand Vacations, Inc.(a)	4,052	166,943
Hyatt Hotels Corp., Class A	2,953	467,253
Jack in the Box, Inc.	954	37,387
Marriott Vacations Worldwide Corp.	1,635	141,869
Papa John's International, Inc.	1,490	58,959
Planet Fitness, Inc., Class A(a)	4,683	506,513
Sabre Corp.(a)	18,980	63,583
Six Flags Entertainment Corp.	4,275	188,485
Travel + Leisure Co.	3,756	204,176
Vail Resorts, Inc.	1,360	231,363
Wendy's Co. (The)	11,410	169,210
Wingstop, Inc.	2,014	599,971
Wyndham Hotels & Resorts, Inc.	4,366	458,517
		4,064,545
HOUSEHOLD DURABLES - 2.3%
Cavco Industries, Inc.(a)	252	128,177
Century Communities, Inc.	1,112	84,935
Ethan Allen Interiors, Inc.	1,520	47,150
Green Brick Partners, Inc.(a)	1,527	92,338
Helen of Troy Ltd.(a)	673	41,578
Installed Building Products, Inc.	1,284	255,311
KB Home	6,642	445,678
	Shares	Value
La-Z-Boy, Inc.	2,426	$114,507
Leggett & Platt, Inc.	7,766	82,009
LGI Homes, Inc.(a)	838	74,817
M/I Homes, Inc.(a)	1,435	180,523
Meritage Homes Corp.	1,940	151,068
Newell Brands, Inc.	70,745	704,620
Sonos, Inc.(a)	6,940	95,703
Taylor Morrison Home Corp.(a)	5,181	333,967
Tempur Sealy International, Inc.	8,511	537,384
Toll Brothers, Inc.	5,411	734,868
TopBuild Corp.(a)	1,081	370,437
Tri Pointe Homes, Inc.(a)	5,103	188,097
Whirlpool Corp.	1,612	169,276
		4,832,443
HOUSEHOLD PRODUCTS - 0.1%
Central Garden & Pet Co.(a)	165	6,021
Central Garden & Pet Co., Class A(a)	2,847	88,798
Energizer Holdings, Inc.	3,903	132,663
WD-40 Co.	91	21,380
		248,862
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.1%
Clearway Energy, Inc., Class A	389	9,542
Clearway Energy, Inc., Class C	2,670	69,233
Ormat Technologies, Inc.	2,749	176,349
		255,124
INDUSTRIAL REAL ESTATE INVESTMENT TRUSTS - 0.8%
EastGroup Properties, Inc.	2,184	370,450
First Industrial Realty Trust, Inc.	6,694	357,393
Innovative Industrial Properties, Inc.	1,789	128,235
LXP Industrial Trust	15,915	132,413
Rexford Industrial Realty, Inc.	10,410	423,271
STAG Industrial, Inc.	6,503	222,272
		1,634,034
INSURANCE - 3.8%
Ambac Financial Group, Inc.(a)	2,690	31,285
American Financial Group, Inc.	4,331	591,441
AMERISAFE, Inc.	926	46,319
Assured Guaranty Ltd.	2,608	246,717
Brighthouse Financial, Inc.(a)	2,890	178,342
CNO Financial Group, Inc.	6,207	247,908
Employers Holdings, Inc.	1,234	60,663
Fidelity National Financial, Inc.	12,575	731,488
First American Financial Corp.	4,725	298,715
Genworth Financial, Inc.(a)	26,922	194,646
Goosehead Insurance, Inc., Class A	1,344	144,036
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Hanover Insurance Group, Inc. (The)	1,843	$282,145
HCI Group, Inc.	365	44,504
Horace Mann Educators Corp.	2,091	80,775
Kemper Corp.	2,787	187,231
Kinsale Capital Group, Inc.	1,050	464,037
Lincoln National Corp.	6,562	230,720
Mercury General Corp.	1,329	66,237
Old Republic International Corp.	13,685	500,597
Palomar Holdings, Inc.(a)	1,393	150,263
Primerica, Inc.	947	274,791
ProAssurance Corp.(a)	3,130	46,825
Reinsurance Group of America, Inc.	1,660	378,248
RenaissanceRe Holdings Ltd.	1,824	424,226
RLI Corp.	5,854	429,391
Ryan Specialty Holdings, Inc.	5,414	360,464
Safety Insurance Group, Inc.	538	42,507
Selective Insurance Group, Inc.	3,355	282,256
SiriusPoint Ltd.(a)	6,324	92,077
Stewart Information Services Corp.	1,261	82,205
Trupanion, Inc.(a)	1,576	74,765
United Fire Group, Inc.	1,440	35,726
Unum Group	8,547	651,709
		7,953,259
INTERACTIVE MEDIA & SERVICES - 0.4%
Cargurus, Inc.(a)	4,013	157,310
Cars.com, Inc.(a)	3,584	64,225
IAC, Inc.(a)	3,081	130,419
QuinStreet, Inc.(a)	2,979	70,483
Shutterstock, Inc.	1,308	38,612
TripAdvisor, Inc.(a)	5,943	104,359
Yelp, Inc.(a)	3,325	132,801
Ziff Davis, Inc.(a)	1,851	99,750
ZoomInfo Technologies, Inc.(a)	15,048	154,844
		952,803
IT SERVICES - 0.5%
ASGN, Inc.(a)	4,831	426,143
DigitalOcean Holdings, Inc.(a)	2,505	103,907
DXC Technology Co.(a)	7,713	167,526
Kyndryl Holdings, Inc.(a)	10,788	409,513
		1,107,089
LEISURE PRODUCTS - 0.6%
Brunswick Corp.	2,661	179,458
Mattel, Inc.(a)	17,908	333,805
Polaris, Inc.	2,217	105,751
Sturm Ruger & Co., Inc.	560	19,936
	Shares	Value
Topgolf Callaway Brands Corp.(a)	34,895	$274,275
YETI Holdings, Inc.(a)	10,625	395,887
		1,309,112
LIFE SCIENCES TOOLS & SERVICES - 1.8%
Avantor, Inc.(a)	30,088	670,361
Azenta, Inc.(a)	2,635	142,422
BioLife Solutions, Inc.(a)	1,960	53,518
Bio-Rad Laboratories, Inc., Class A(a)	646	233,128
Bruker Corp.	4,935	286,970
Cytek Biosciences, Inc.(a)	3,965	20,420
Fortrea Holdings, Inc.(a)	4,120	69,257
Illumina, Inc.(a)	8,597	1,141,166
Medpace Holdings, Inc.(a)	1,464	511,156
Mesa Laboratories, Inc.	124	17,073
Repligen Corp.(a)	2,909	483,505
Sotera Health Co.(a)	6,430	88,155
		3,717,131
MACHINERY - 4.6%
AGCO Corp.	2,985	311,724
Albany International Corp., Class A	1,241	100,211
Astec Industries, Inc.	1,027	35,853
Chart Industries, Inc.(a)	2,165	458,092
CNH Industrial N.V.	66,155	852,076
Crane Co.	2,791	475,363
Donaldson Co., Inc.	5,434	386,846
Enerpac Tool Group Corp.	2,818	127,345
Enpro, Inc.	798	148,189
Esab Corp.	2,878	356,412
ESCO Technologies, Inc.	1,369	181,721
Federal Signal Corp.	2,879	283,035
Flowserve Corp.	6,196	387,994
Franklin Electric Co., Inc.	1,851	185,081
Gates Industrial Corp. PLC(a)	1,479	30,601
Graco, Inc.	7,682	646,594
Greenbrier Cos., Inc. (The)	1,439	95,348
Hillenbrand, Inc.	3,375	114,716
ITT, Inc.	4,614	696,806
JBT Marel Corp.	1,428	189,924
Kennametal, Inc.	3,900	93,405
Lincoln Electric Holdings, Inc.	2,004	398,355
Lindsay Corp.	31	4,160
Middleby Corp. (The)(a)	2,471	422,887
Mueller Industries, Inc.	5,305	417,769
Oshkosh Corp.	3,425	398,670
Proto Labs, Inc.(a)	977	40,770
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
RBC Bearings, Inc.(a)	1,010	$352,238
SPX Technologies, Inc.(a)	2,609	387,489
Tennant Co.	779	66,620
Terex Corp.	3,021	145,280
Timken Co. (The)	2,949	236,716
Titan International, Inc.(a)	3,580	31,611
Toro Co. (The)	5,446	453,488
Trinity Industries, Inc.	3,984	150,715
Wabash National Corp.	2,755	42,978
Watts Water Technologies, Inc., Class A	303	62,654
Worthington Enterprises, Inc.	1,610	67,459
		9,837,195
MARINE TRANSPORTATION - 0.3%
Kirby Corp.(a)	3,349	365,543
Matson, Inc.	1,835	260,295
		625,838
MEDIA - 0.7%
Cable One, Inc.	901	273,913
EchoStar Corp., Class A(a)	5,304	146,709
John Wiley & Sons, Inc., Class A	2,210	90,455
New York Times Co. (The), Class A	7,728	419,630
Scholastic Corp.	940	18,245
TechTarget, Inc.(a)	1,596	27,180
TEGNA, Inc.	27,820	506,881
Thryv Holdings, Inc.(a)	2,106	36,876
		1,519,889
METALS & MINING - 1.8%
Alcoa Corp.	10,874	384,070
Alpha Metallurgical Resources, Inc.(a)	310	56,783
ATI, Inc.(a)	6,227	355,499
Carpenter Technology Corp.	2,884	556,785
Century Aluminum Co.(a)	3,330	60,872
Cleveland-Cliffs, Inc.(a)	22,988	235,397
Commercial Metals Co.	5,259	255,009
Kaiser Aluminum Corp.	581	40,670
Materion Corp.	360	36,360
Metallus, Inc.(a)	2,495	37,275
MP Materials Corp.(a)	6,818	149,723
Reliance, Inc.	1,536	444,672
Royal Gold, Inc.	4,690	655,756
SunCoke Energy, Inc.	6,340	59,533
United States Steel Corp.	10,223	376,718
Warrior Met Coal, Inc.	2,532	133,614
Worthington Steel, Inc.	1,610	46,770
		3,885,506
	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 0.6%
Annaly Capital Management, Inc.	24,528	$500,616
Apollo Commercial Real Estate Finance, Inc.	9,200	81,512
Arbor Realty Trust, Inc.	4,855	65,008
ARMOUR Residential REIT, Inc.	716	13,475
Blackstone Mortgage Trust, Inc., Class A	4,060	73,080
Ellington Financial, Inc.	2,800	35,168
Franklin BSP Realty Trust, Inc.	3,716	47,305
KKR Real Estate Finance Trust, Inc.	3,250	32,435
New York Mortgage Trust, Inc.	5,642	34,021
Pennymac Mortgage Investment Trust	5,780	78,608
Ready Capital Corp.	4,730	31,455
Redwood Trust, Inc.	7,420	48,601
Starwood Property Trust, Inc.	6,902	133,554
Two Harbors Investment Corp.	4,867	62,054
		1,236,892
MULTI-UTILITIES - 0.2%
Avista Corp.	3,990	146,114
Black Hills Corp.	2,989	175,544
Northwestern Energy Group, Inc.	2,762	148,899
Unitil Corp.	680	36,428
		506,985
OFFICE REAL ESTATE INVESTMENT TRUSTS - 0.8%
Brandywine Realty Trust	27,490	150,920
COPT Defense Properties	6,968	205,138
Cousins Properties, Inc.	2,430	74,188
Douglas Emmett, Inc.	10,483	192,468
Easterly Government Properties, Inc.	5,040	57,254
Highwoods Properties, Inc.	5,737	170,905
JBG Smith Properties	5,783	89,694
Kilroy Realty Corp.	5,332	208,055
SL Green Realty Corp.	3,420	230,474
Vornado Realty Trust	7,725	334,184
		1,713,280
OIL, GAS & CONSUMABLE FUELS - 3.3%
Antero Midstream Corp.	17,502	280,732
Antero Resources Corp.(a)	13,824	515,912
California Resources Corp.	3,056	150,355
Chord Energy Corp.	3,745	421,125
Civitas Resources, Inc.	5,196	263,749
CNX Resources Corp.(a)	7,616	208,526
Comstock Resources, Inc.(a)	5,170	95,955
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Core Natural Resources, Inc.	2,600	$234,884
CVR Energy, Inc.	1,679	31,817
Dorian LPG Ltd.	1,830	43,993
DT Midstream, Inc.	6,054	611,938
Expand Energy Corp.	11,442	1,162,507
Green Plains, Inc.(a)	3,209	28,656
HF Sinclair Corp.	6,896	248,808
Magnolia Oil & Gas Corp., Class A	4,800	113,760
Matador Resources Co.	5,870	340,460
Murphy Oil Corp.	7,254	193,174
Northern Oil & Gas, Inc.	3,706	133,231
Ovintiv, Inc.	11,536	487,050
Par Pacific Holdings, Inc.(a)	2,874	48,053
PBF Energy, Inc., Class A	4,947	144,749
Peabody Energy Corp.	5,250	95,288
Permian Resources Corp.	20,963	307,108
Range Resources Corp.	11,315	419,108
REX American Resources Corp.(a)	830	34,628
SM Energy Co.	5,596	212,424
Talos Energy, Inc.(a)	4,529	44,928
Vital Energy, Inc.(a)	997	31,804
World Kinect Corp.	3,267	92,358
		6,997,080
PAPER & FOREST PRODUCTS - 0.2%
Louisiana-Pacific Corp.	3,244	379,451
Sylvamo Corp.	1,659	132,886
		512,337
PASSENGER AIRLINES - 0.4%
Alaska Air Group, Inc.(a)	5,341	391,228
Allegiant Travel Co.	603	61,766
JetBlue Airways Corp.(a)	20,350	133,903
SkyWest, Inc.(a)	1,884	227,813
Sun Country Airlines Holdings, Inc.(a)	2,350	39,856
		854,566
PERSONAL CARE PRODUCTS - 0.6%
BellRing Brands, Inc.(a)	6,423	496,819
Coty, Inc., Class A(a)	19,814	145,237
Edgewell Personal Care Co.	2,672	88,977
elf Beauty, Inc.(a)	3,054	305,125
Interparfums, Inc.	1,051	148,212
USANA Health Sciences, Inc.(a)	426	13,875
		1,198,245
PHARMACEUTICALS - 0.7%
Amphastar Pharmaceuticals, Inc.(a)	2,141	74,657
Collegium Pharmaceutical, Inc.(a)	1,804	57,944
Harmony Biosciences Holdings, Inc.(a)	1,869	72,461
	Shares	Value
Innoviva, Inc.(a)	4,480	$83,507
Jazz Pharmaceuticals PLC(a)	3,753	466,761
Ligand Pharmaceuticals, Inc.(a)	980	114,219
Organon & Co.	10,378	161,482
Pacira BioSciences, Inc.(a)	2,555	67,273
Perrigo Co. PLC	6,447	160,595
Phibro Animal Health Corp., Class A	1,400	30,534
Prestige Consumer Healthcare, Inc.(a)	2,455	188,470
Supernus Pharmaceuticals, Inc.(a)	2,842	109,048
		1,586,951
PROFESSIONAL SERVICES - 2.2%
CACI International, Inc., Class A(a)	390	150,641
Concentrix Corp.	2,270	118,676
CSG Systems International, Inc.	1,408	82,776
ExlService Holdings, Inc.(a)	14,106	708,968
Exponent, Inc.	2,707	248,151
FTI Consulting, Inc.(a)	1,438	280,913
Genpact Ltd.	8,292	403,737
Heidrick & Struggles International, Inc.	1,020	47,420
Insperity, Inc.	1,898	142,369
KBR, Inc.	6,732	366,355
Korn Ferry	2,409	170,389
ManpowerGroup, Inc.	2,047	123,270
Maximus, Inc.	3,179	239,347
NV5 Global, Inc.(a)	2,236	42,126
Paylocity Holding Corp.(a)	2,017	414,534
Robert Half, Inc.	8,213	532,120
Science Applications International Corp.	3,045	329,713
Verra Mobility Corp.(a)	6,277	165,650
		4,567,155
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
Cushman & Wakefield PLC(a)	6,470	89,221
eXp World Holdings, Inc.	4,815	54,795
Jones Lang LaSalle, Inc.(a)	3,025	855,470
Kennedy-Wilson Holdings, Inc.	1,256	11,367
Marcus & Millichap, Inc.	1,616	61,667
St Joe Co. (The)	2,104	101,202
		1,173,722
RESIDENTIAL REAL ESTATE INVESTMENT TRUSTS - 0.8%
American Homes 4 Rent, Class A	14,762	511,208
Centerspace	837	50,848
Elme Communities	5,140	78,437
Equity LifeStyle Properties, Inc.	10,071	659,147
Independence Realty Trust, Inc.	12,600	242,046
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
NexPoint Residential Trust, Inc.	1,363	$53,811
Veris Residential, Inc.	4,646	74,057
		1,669,554
RETAIL REAL ESTATE INVESTMENT TRUSTS - 1.3%
Acadia Realty Trust	5,897	135,867
Agree Realty Corp.	6,056	439,484
Brixmor Property Group, Inc.	17,367	452,584
Getty Realty Corp.	2,470	76,595
Kite Realty Group Trust	12,405	287,176
Macerich Co. (The)	11,856	246,368
NNN REIT, Inc.	9,364	368,848
Phillips Edison & Co., Inc.	4,066	147,718
Retail Opportunity Investments Corp.	8,910	155,658
Saul Centers, Inc.	865	31,590
SITE Centers Corp.	2,782	41,674
Tanger, Inc.	5,720	187,730
Urban Edge Properties	6,590	134,040
Whitestone REIT	1,040	13,936
		2,719,268
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
Allegro MicroSystems, Inc.(a)	3,598	86,676
Alpha & Omega Semiconductor Ltd.(a)	1,300	49,946
Amkor Technology, Inc.	4,859	119,580
Axcelis Technologies, Inc.(a)	1,637	111,316
CEVA, Inc.(a)	1,008	32,468
Cirrus Logic, Inc.(a)	2,894	290,673
Cohu, Inc.(a)	2,700	61,857
Diodes, Inc.(a)	1,913	112,829
FormFactor, Inc.(a)	3,495	139,975
Ichor Holdings Ltd.(a)	1,667	45,776
Impinj, Inc.(a)	1,262	160,135
Kulicke & Soffa Industries, Inc.	2,771	122,894
Lattice Semiconductor Corp.(a)	6,289	358,599
MACOM Technology Solutions Holdings, Inc.(a)	2,836	375,061
MaxLinear, Inc.(a)	3,734	66,689
MKS Instruments, Inc.	3,250	368,160
Onto Innovation, Inc.(a)	2,859	585,409
PDF Solutions, Inc.(a)	1,850	51,541
Photronics, Inc.(a)	3,154	72,510
Power Integrations, Inc.	2,417	150,627
Rambus, Inc.(a)	5,023	309,517
Semtech Corp.(a)	2,918	195,389
Silicon Laboratories, Inc.(a)	1,550	210,165
SiTime Corp.(a)	1,467	299,561
	Shares	Value
SolarEdge Technologies, Inc.(a)	2,568	$33,641
Synaptics, Inc.(a)	1,465	124,379
Ultra Clean Holdings, Inc.(a)	2,260	83,326
Universal Display Corp.	2,115	317,081
Veeco Instruments, Inc.(a)	2,824	71,673
Wolfspeed, Inc.(a)	5,739	35,180
		5,042,633
SOFTWARE - 4.3%
A10 Networks, Inc.	3,800	74,518
ACI Worldwide, Inc.(a)	5,210	278,995
Adeia, Inc.	6,255	80,377
Alarm.com Holdings, Inc.(a)	2,428	147,307
Altair Engineering, Inc., Class A(a)	3,043	335,795
Appfolio, Inc., Class A(a)	1,247	291,686
Aspen Technology, Inc.(a)	1,184	312,043
BILL Holdings, Inc.(a)	3,476	336,373
Blackbaud, Inc.(a)	1,975	152,371
BlackLine, Inc.(a)	2,414	154,134
Box, Inc., Class A(a)	6,011	200,707
Commvault Systems, Inc.(a)	2,552	406,432
DocuSign, Inc.(a)	7,629	737,953
Dolby Laboratories, Inc., Class A	3,301	276,393
DoubleVerify Holdings, Inc.(a)	7,169	147,753
Dropbox, Inc., Class A(a)	11,416	367,024
Dynatrace, Inc.(a)	19,611	1,132,535
Guidewire Software, Inc.(a)	5,012	1,058,885
InterDigital, Inc.	1,526	279,227
LiveRamp Holdings, Inc.(a)	3,270	111,180
Manhattan Associates, Inc.(a)	3,523	734,863
MARA Holdings, Inc.(a)	12,895	236,494
N-able, Inc.(a)	4,301	41,677
NCR Voyix Corp.(a)	7,319	89,951
Progress Software Corp.	2,297	131,687
Qualys, Inc.(a)	2,133	297,362
Sprinklr, Inc., Class A(a)	3,770	33,591
SPS Commerce, Inc.(a)	2,280	421,070
Teradata Corp.(a)	4,697	149,881
		9,018,264
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 1.1%
CubeSmart	10,861	452,904
EPR Properties	3,217	148,304
Four Corners Property Trust, Inc.	5,596	153,498
Lamar Advertising Co., Class A	5,351	676,473
National Storage Affiliates Trust	3,900	144,885
Outfront Media, Inc.	8,534	157,017
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
PotlatchDeltic Corp.	3,888	$173,910
Rayonier, Inc.	7,314	191,188
Safehold, Inc.	2,623	42,519
Uniti Group, Inc.	28,881	157,401
		2,298,099
SPECIALTY RETAIL - 4.7%
Abercrombie & Fitch Co., Class A(a)	3,129	373,540
Academy Sports & Outdoors, Inc.	8,252	431,662
Advance Auto Parts, Inc.	8,469	410,747
American Eagle Outfitters, Inc.	9,494	153,233
Asbury Automotive Group, Inc.(a)	88	26,108
AutoNation, Inc.(a)	1,321	249,075
Boot Barn Holdings, Inc.(a)	1,569	252,374
Buckle, Inc. (The)	1,441	68,606
Burlington Stores, Inc.(a)	2,508	712,096
Caleres, Inc.	1,417	25,974
Dick's Sporting Goods, Inc.	2,438	585,242
Five Below, Inc.(a)	2,493	233,794
Floor & Decor Holdings, Inc.(a)	5,527	553,253
Foot Locker, Inc.(a)	7,737	155,127
GameStop Corp., Class A(a)	13,039	350,749
Gap, Inc. (The)	10,240	246,477
Group 1 Automotive, Inc.	1,092	498,487
Guess?, Inc.	1,790	23,109
Leslie's, Inc.(a)	142,323	287,492
Lithia Motors, Inc.	1,842	692,776
MarineMax, Inc.(a)	752	22,831
Monro, Inc.	835	16,399
National Vision Holdings, Inc.(a)	26,976	307,526
ODP Corp. (The)(a)	954	21,560
Penske Automotive Group, Inc.	515	85,299
RH(a)	780	326,906
Sally Beauty Holdings, Inc.(a)	6,182	67,198
Shoe Carnival, Inc.	874	23,650
Signet Jewelers Ltd.	5,856	346,851
Sonic Automotive, Inc., Class A	564	41,877
Upbound Group, Inc.	2,355	69,096
Urban Outfitters, Inc.(a)	2,780	154,068
Valvoline, Inc.(a)	12,776	474,117
Victoria's Secret & Co.(a)	3,394	123,406
Williams-Sonoma, Inc.	7,058	1,491,849
		9,902,554
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.5%
Corsair Gaming, Inc.(a)	2,360	21,618
	Shares	Value
Pure Storage, Inc., Class A(a)	15,702	$1,064,439
Xerox Holdings Corp.	4,997	42,674
		1,128,731
TEXTILES, APPAREL & LUXURY GOODS - 1.6%
Capri Holdings Ltd.(a)	5,083	125,957
Carter's, Inc.	5,860	315,971
Columbia Sportswear Co.	1,099	97,042
Crocs, Inc.(a)	3,125	318,969
G-III Apparel Group Ltd.(a)	1,549	48,360
Hanesbrands, Inc.(a)	19,557	158,803
Kontoor Brands, Inc.	5,643	518,309
Oxford Industries, Inc.	378	31,699
PVH Corp.	1,421	127,322
Skechers USA, Inc., Class A(a)	6,153	463,567
Steven Madden Ltd.	3,687	151,351
Under Armour, Inc., Class A(a)	13,750	114,812
Under Armour, Inc., Class C(a)	6,490	48,870
VF Corp.	30,334	787,774
Wolverine World Wide, Inc.	4,373	97,649
		3,406,455
TRADING COMPANIES & DISTRIBUTORS - 1.6%
Air Lease Corp.	4,321	199,630
Applied Industrial Technologies, Inc.	2,181	567,126
Boise Cascade Co.	2,189	276,164
Core & Main, Inc., Class A(a)	8,378	472,854
DNOW, Inc.(a)	5,170	76,930
DXP Enterprises, Inc.(a)	569	57,634
GATX Corp.	1,339	221,564
GMS, Inc.(a)	1,860	156,872
MSC Industrial Direct Co., Inc., Class A	1,921	154,468
Rush Enterprises, Inc., Class A	2,267	137,720
Watsco, Inc.	1,339	640,832
WESCO International, Inc.	2,671	494,135
		3,455,929
WATER UTILITIES - 0.4%
American States Water Co.	2,280	169,860
California Water Service Group	2,900	131,341
Essential Utilities, Inc.	12,921	458,437
Middlesex Water Co.	615	31,144
SJW Group	1,328	66,705
		857,487
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 0.1%
Gogo, Inc.(a)	3,880	$32,747
Telephone and Data Systems, Inc.	4,938	174,559
		207,306
TOTAL COMMON STOCKS (COST $182,300,880)		211,500,134
RIGHTS - 0.0%

BIOTECHNOLOGY - 0.0%
Omniab, Inc.(a)(b)(c)	734	—

TOTAL RIGHTS (COST $—)		—
MONEY MARKET FUND - 0.2%
Northern Institutional Treasury Portfolio (Premier Class), 4.21%(d)	479,470	479,470
TOTAL MONEY MARKET FUND (COST $479,470)		479,470

	Shares	Value
TOTAL INVESTMENTS (COST $182,780,350) - 100.0%		$211,979,604

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%		(96,275)
NET ASSETS - 100.0%		$211,883,329

(a)	Represents non-income producing security.
(b)	Security is a Level 3 investment.
(c)	Amounts designated as ‘‘—’’ are $0 or have been rounded to $0.
(d)	7-day current yield as of January 31, 2025 is disclosed.

N.V. — Naamloze Vennootschap
PLC — Public Limited Company
REIT — Real Estate Investment Trust
See notes to Schedules of Portfolio Investments.

STEWARD FUNDSNOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS — January 31, 2025 (Unaudited)

Portfolio Valuation: Steward Funds, Inc. (individually a ‘‘Fund’’ and, collectively, the ‘‘Funds’’) consists of ten Funds — Steward Covered Call Income Fund, Steward Global Equity Income Fund, Steward International Enhanced Index Fund, Steward Select Bond Fund, Steward Values Enhanced Large Cap Fund, Steward Values Enhanced Small-Mid Cap Fund, Steward Equity Market Neutral Fund, Steward Large Cap Core Fund, Steward Large Cap Growth Fund and Steward Large Cap Value Fund. Fund investments are recorded at fair value. The Funds’ Board of Directors (the “Board”) has designated the Funds’ investment adviser, Crossmark Global Investments, Inc. (“Crossmark Global Investments” or the “Adviser”), to serve as the valuation designee to perform fair value determinations for applicable Fund investments and has approved the Adviser’s valuation procedures for the Funds. Fund investments are valued using various valuation methodologies, including the following:
Equity securities listed on a domestic exchange are valued at the official closing price or last trade price, or the last bid price if there was no trade that day. Equity securities traded on The NASDAQ Stock Market LLC (“NASDAQ”) use the official closing price, if available, and otherwise, use the last trade price, or the last bid price if there was no trade on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last trade price. Equity securities listed on a foreign exchange are valued at the official closing price or last trade price, or, if there was no trade that day, the last bid price or the mean of the last bid and asked prices, depending on the exchange. American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs) listed on an exchange are priced at the official closing price or the last trade price. Open-end money market mutual funds are valued at net asset value per share. Exchange-traded equity options are valued at the (i) settlement price (official closing price) or last trade price, or, (ii) if there was no trade that day, at the mean of the last bid and asked prices. Prices are generally provided by approved third-party pricing services.
Domestic fixed income securities, including short-term instruments, are priced at an evaluated bid price provided by an approved third-party pricing service. Foreign fixed income securities are priced at the mean of evaluated bid and asked prices provided by an approved third-party pricing service. Third-party pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Short-term debt obligations (those with remaining maturities of 60 days or less) are valued at amortized cost.
If a Fund investment cannot be valued in accordance with the above valuation methodologies or other routine valuation methodologies established by the Adviser, the Adviser’s Valuation Committee will value the investment in accordance with the Adviser’s valuation procedures.
Accounting principals generally accepted in the United States of America (‘‘GAAP’’) establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The fair value hierarchy is categorized into three levels based on the inputs as follows:
Level 1 — Quoted prices in active markets for identical securities and net asset values for money market funds.
Level 2 — Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).
Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
Pursuant to the Adviser's valuation procedures, equity securities and written options contracts are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy. Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy.

The following table presents a summary of inputs used to value the Funds’ investments as of January 31, 2025:
	Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Steward Covered Call Income Fund
Assets:
Security Type
Common Stocks*	$104,182,069	$—	$—	$104,182,069
Money Market Fund	296,058	—	—	296,058
Total Assets - Investments	$104,478,127	$ —	$ —	$104,478,127

Liabilities:
Other Financial Instruments^
Written Call Options	$(3,770,730)	$(55,735)	$—	$(3,826,465)
Total Liabilities - Other Financial Instruments	$(3,770,730)	$(55,735)	$ —	$(3,826,465)

Steward Equity Market Neutral Fund
Assets:
Security Type
Common Stocks*	$99,811,550	$—	$—	$99,811,550
Money Market Fund	5,282,930	—	—	5,282,930
Total Assets - Investments	$105,094,480	$ —	$ —	$105,094,480

Liabilities:
Security Type
Common Stocks Sold Short*	$(100,286,079)	$—	$—	$(100,286,079)
Total Liabilities - Securities Sold Short	$(100,286,079)	$ —	$ —	$(100,286,079)

Steward Global Equity Income Fund
Assets:
Security Type
Common Stocks*	$374,810,671	$—	$—	$374,810,671
Preferred Stocks*	8,418,863	—	—	8,418,863
Money Market Fund	3,243,572	—	—	3,243,572
Total Assets - Investments	$386,473,106	$ —	$ —	$386,473,106

Steward International Enhanced Index Fund
Assets:
Security Type
Common Stocks*	$198,992,261	$—	$—	$198,992,261
Preferred Stocks*	2,874,812	—	—	2,874,812
Money Market Fund	734,215	—	—	734,215
Total Assets - Investments	$202,601,288	$ —	$ —	$202,601,288

Steward Large Cap Core Fund
Assets:
Security Type
Common Stocks*	$149,763,340	$—	$—	$149,763,340
Money Market Fund	540,499	—	—	540,499
Total Assets - Investments	$150,303,839	$ —	$ —	$150,303,839

Steward Large Cap Growth Fund
Assets:
Security Type
Common Stocks*	$186,676,122	$—	$—	$186,676,122
Money Market Fund	283,018	—	—	283,018
Total Assets - Investments	$186,959,140	$ —	$ —	$186,959,140

	Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Steward Large Cap Value Fund
Assets:
Security Type
Common Stocks*	$73,986,891	$—	$—	$73,986,891
Money Market Fund	112,161	—	—	112,161
Total Assets - Investments	$74,099,052	$ —	$ —	$74,099,052

Steward Select Bond Fund
Assets:
Security Type
Corporate Bonds*	$—	$122,177,505	$—	$122,177,505
Municipal Bonds	—	4,979,602	—	4,979,602
U.S. Government Agencies	—	31,453,414	—	31,453,414
U.S. Government Agency Mortgage-Backed Obligations	—	3,409,157	—	3,409,157
U.S. Treasury Obligations	—	28,450,199	—	28,450,199
Money Market Fund	1,922,122	—	—	1,922,122
Total Assets - Investments	$1,922,122	$190,469,877	$ —	$192,391,999

Steward Values Enhanced Large Cap Fund
Assets:
Security Type
Common Stocks*	$265,253,748	$—	$719	$265,254,467
Rights*	—	—	— **	—
Money Market Fund	709,713	—	—	709,713
Total Assets - Investments	$265,963,461	$ —	$719	$265,964,180

Steward Values Enhanced Small-Mid Cap Fund
Assets:
Security Type
Common Stocks*	$211,500,134	$—	$—	$211,500,134
Rights*	—	—	— **	—
Money Market Fund	479,470	—	—	479,470
Total Assets - Investments	$211,979,604	$ —	$ —	$211,979,604

*	Please refer to the Schedule of Portfolio Investments to view common stocks, corporate bonds, preferred stocks, and rights segregated by industry type.
**	Level 3 security has zero value.
^	Other Financial Instruments would include any derivative instruments, such as written options contracts. These investments are generally recorded in the financial statements at fair value.
Securities Transactions and Investment Income: Portfolio security transactions are recorded on the trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums is recorded on the accrual basis. Debt obligations may be placed in non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful as identified by the Funds' investment adviser. The treatment of such interest income may be different for federal income tax purposes. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Dividend income is recorded on the ex-dividend date, or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.
Written Options Contracts: Steward Covered Call Income Fund may write (sell) covered call options. Premiums received from written options contracts are recorded as liabilities and are marked-to-market to reflect the current value of the options written. When writing an option, the Fund bears the market risk of unfavorable changes in the price of the underlying instrument.

For additional information regarding the Funds’ valuation of investments and other significant accounting policies, please refer to the most recent Annual or Semi-Annual Financial Statements and Other Information report.